As filed with the Securities and Exchange Commission on November 3, 2026

1933 Act File No. 333-257356
1940 Act File No. 811-23710
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 31	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 33	☒
(Check appropriate box or boxes)

DEFIANCE ETFS TRUST I
(Registrant Exact Name as Specified in Charter)

78 SW 7th Street, 5th Floor
Miami, Florida 33130
(Address of Principal Executive Offices)
(833) 333-9383
(Registrant’s Telephone Number, including Area Code)

Gabriella Zahn-Bielski General Counsel 78 SW 7th Street, 5th Floor Miami, Florida 33130 (Name and Address of Agent for Service)
With Copies to:
Alan P. Goldberg Stradley Ronon Stevens & Young, LLP		Joel D. Corriero Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, Pennsylvania 19103
100 Park Avenue Suite 2000 New York, NY 10017	191 North Wacker Drive Suite 1601 Chicago, IL 60606

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.
It is proposed that this filing will become effective (check appropriate box):
☐
immediately upon filing pursuant to paragraph (b)
☐
on (date) pursuant to paragraph (b)
☐
60 days after filing pursuant to paragraph (a)(1)
☐
On (date) pursuant to paragraph (a)(1)
☒
75 days after filing pursuant to paragraph (a)(2)
☐
On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS	[____], 2026

Fund	Ticker	Fund	Ticker
Defiance AAOI PowerMaxx ETF
Defiance AAPL PowerMaxx ETF
Defiance AMD PowerMaxx ETF
Defiance AMZN PowerMaxx ETF
Defiance ASTS PowerMaxx ETF
Defiance AVGO PowerMaxx ETF
Defiance AXTI PowerMaxx ETF
Defiance BABA PowerMaxx ETF
Defiance BE PowerMaxx ETF
Defiance BMNR PowerMaxx ETF
Defiance BTC PowerMaxx ETF
Defiance COHR PowerMaxx ETF
Defiance COIN PowerMaxx ETF
Defiance CRCL PowerMaxx ETF
Defiance CRWV PowerMaxx ETF
Defiance DELL PowerMaxx ETF
Defiance ETH PowerMaxx ETF
Defiance EWY PowerMaxx ETF
Defiance GDX PowerMaxx ETF
Defiance GLD PowerMaxx ETF
Defiance GOOGL PowerMaxx ETF
Defiance HOOD PowerMaxx ETF
Defiance INTC PowerMaxx ETF
Defiance IONQ PowerMaxx ETF
Defiance IREN PowerMaxx ETF
Defiance LITE PowerMaxx ETF
[____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____]
Defiance MAGS PowerMaxx ETF
Defiance META PowerMaxx ETF
Defiance MRVL PowerMaxx ETF
Defiance MSFT PowerMaxx ETF
Defiance MSTR PowerMaxx ETF
Defiance MU PowerMaxx ETF
Defiance NBIS PowerMaxx ETF
Defiance NFLX PowerMaxx ETF
Defiance NOW PowerMaxx ETF
Defiance NVDA PowerMaxx ETF
Defiance ORCL PowerMaxx ETF
Defiance PLTR PowerMaxx ETF
Defiance QQQ PowerMaxx ETF
Defiance RKLB PowerMaxx ETF
Defiance SKHY PowerMaxx ETF
Defiance SLV PowerMaxx ETF
Defiance SMCI PowerMaxx ETF
Defiance SMH PowerMaxx ETF
Defiance SNDK PowerMaxx ETF
Defiance SPCX PowerMaxx ETF
Defiance SPY PowerMaxx ETF
Defiance TSLA PowerMaxx ETF
Defiance TSM PowerMaxx ETF
Defiance UNH PowerMaxx ETF
Defiance WDC PowerMaxx ETF
Defiance XLF PowerMaxx ETF
[____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____]

Each of the above series (each, a “Fund,” and collectively, the “Funds”) of Defiance ETFs Trust I (the “Trust”) is an exchange-traded fund (“ETF”). Shares of the Funds (“Shares”) are listed on [______] (the “Exchange”) and trade at market prices. The market price for the Shares may be different from the net asset value (“NAV”) per share.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents
Page
Fund Summaries
Defiance AAOI PowerMaxx ETF
Defiance AAPL PowerMaxx ETF
Defiance AMD PowerMaxx ETF
Defiance AMZN PowerMaxx ETF
Defiance ASTS PowerMaxx ETF
Defiance AVGO PowerMaxx ETF
Defiance AXTI PowerMaxx ETF
Defiance BABA PowerMaxx ETF
Defiance BE PowerMaxx ETF
Defiance BMNR PowerMaxx ETF
Defiance BTC PowerMaxx ETF
Defiance COHR PowerMaxx ETF
Defiance COIN PowerMaxx ETF
Defiance CRCL PowerMaxx ETF
Defiance CRWV PowerMaxx ETF
Defiance DELL PowerMaxx ETF
Defiance ETH PowerMaxx ETF
Defiance EWY PowerMaxx ETF
Defiance GDX PowerMaxx ETF
Defiance GLD PowerMaxx ETF
Defiance GOOGL PowerMaxx ETF
Defiance HOOD PowerMaxx ETF
Defiance INTC PowerMaxx ETF
Defiance IONQ PowerMaxx ETF
Defiance IREN PowerMaxx ETF
Defiance LITE PowerMaxx ETF
Defiance MAGS PowerMaxx ETF
Defiance META PowerMaxx ETF
Defiance MRVL PowerMaxx ETF
Defiance MSFT PowerMaxx ETF
Defiance MSTR PowerMaxx ETF
Defiance MU PowerMaxx ETF
Defiance NBIS PowerMaxx ETF
Defiance NFLX PowerMaxx ETF
Defiance NOW PowerMaxx ETF
Defiance NVDA PowerMaxx ETF
Defiance ORCL PowerMaxx ETF
Defiance PLTR PowerMaxx ETF
Defiance QQQ PowerMaxx ETF
Defiance RKLB PowerMaxx ETF
Defiance SKHY PowerMaxx ETF
Defiance SLV PowerMaxx ETF
Defiance SMCI PowerMaxx ETF
Defiance SMH PowerMaxx ETF
Defiance SNDK PowerMaxx ETF
Defiance SPCX PowerMaxx ETF
Defiance SPY PowerMaxx ETF
Defiance TSLA PowerMaxx ETF
Defiance TSM PowerMaxx ETF

ii

Defiance UNH PowerMaxx ETF Defiance WDC PowerMaxx ETF Defiance XLF PowerMaxx ETF
Additional Information About the Funds and the Risks of Investing
Disclosure of Portfolio Holdings
Management and Organization
Additional Information About the Shares
Distribution and Servicing of Shares
Taxes
Financial Highlights

iii

Fund Summary: Defiance AAOI PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance AAOI PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Applied Optoelectronics Inc. (Ticker: AAOI) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Applied Optoelectronics Inc. (Ticker: AAOI), which is a communications equipment company that engages in the design, manufacture, and sale of fiber-optic networking products in the United States, Taiwan, and China. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance AAPL PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance AAPL PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Apple Inc. (Ticker: AAPL) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Apple Inc. (Ticker: AAPL), which is a technology hardware company that designs, manufactures and markets smartphones, personal computers, tablets, wearables and accessories, and sells a variety of related services. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance AMD PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance AMD PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Advanced Micro Devices, Inc. (Ticker: AMD) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Advanced Micro Devices, Inc. (Ticker: AMD), which operates as a semiconductor company internationally. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance AMZN PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance AMZN PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Amazon.com, Inc. (Ticker: AMZN) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Amazon.com, Inc. (Ticker: AMZN), which is a consumer discretionary company that engages in the retail sale of consumer products, advertising, and subscriptions service through online and physical stores in North America and internationally. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance ASTS PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance ASTS PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on AST SpaceMobile, Inc. (Ticker: ASTS) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is AST SpaceMobile, Inc. (Ticker: ASTS), which is a diversified telecommunication services company that provides a cellular broadband network in space to be accessible directly by smartphones for commercial use and other applications, as well as for government use. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance AVGO PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance AVGO PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Broadcom Inc. (Ticker: AVGO) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Broadcom Inc. (Ticker: AVGO), which is a semiconductor company that designs, develops, and supplies various semiconductor devices and infrastructure software solutions internationally. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets.

The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance AXTI PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance AXTI PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on AXT, Inc. (Ticker: AXTI) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is AXT, Inc. (Ticker: AXTI), which is a semiconductor company that designs, develops, manufactures, and distributes compound and single element semiconductor substrates. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets.

The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance BABA PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance BABA PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Alibaba Group Holding Limited (Ticker: BABA) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Alibaba Group Holding Limited (Ticker: BABA), which is a consumer discretionary company that, through its subsidiaries, provides technology infrastructure and marketing reach to help merchants, brands, retailers, and other businesses in the People's Republic of China and internationally. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance BE PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance BE PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Bloom Energy Corporation (Ticker: BE) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Bloom Energy Corporation (Ticker: BE), which is an electrical equipment company that designs, manufactures, sells, and installs solid oxide fuel cell systems for on-site power generation in the United States and internationally. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance BMNR PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance BMNR PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Bitmine Immersion Technologies, Inc. (Ticker: BMNR) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Bitmine Immersion Technologies, Inc. (Ticker: BMNR), which operates as a blockchain technology company primarily in the United States. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets.

The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance BTC PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance BTC PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on the Grayscale Bitcoin Mini Trust ETF (Ticker: BTC) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying

Security is concentrated. As of the date of this Prospectus, the Underlying Security is concentrated in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is the Grayscale Bitcoin Mini Trust ETF (Ticker: BTC), which is an ETF that seeks the value of its shares (based on Bitcoin per share) to reflect the value of Bitcoin held by the trust, determined by reference to an index price, less the trust’s expenses and other liabilities. This Prospectus relates only to the Shares offered hereby and is not a prospectus for shares of the Underlying Security. Shares of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-ETF Exposure Risk.  The Fund's exposure is concentrated in the securities of a single ETF. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including risks specific to the Underlying Security’s holdings, developments impacting its sponsor or holdings, competitive dynamics, decisions of the Underlying Security’s sponsor, regulatory actions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance COHR PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance COHR PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Coherent Corp. (Ticker: COHR) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Coherent Corp. (Ticker: COHR), which is an electronic equipment, instruments and components company that develops, manufactures, and markets engineered materials, optoelectronic components and devices, and laser systems for the use in the industrial, communications, electronics, and instrumentation markets worldwide. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance COIN PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance COIN PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Coinbase Global, Inc. (Ticker: COIN) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Coinbase Global, Inc. (Ticker: COIN), which is a capital markets company that operates a platform for crypto assets in the United States and internationally. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets.

The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “A) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance CRCL PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance CRCL PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Circle Internet Group, Inc. (Ticker: CRCL) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Circle Internet Group, Inc. (Ticker: CRCL), which is a financial services company that operates a platform, network, and market infrastructure for stablecoin and blockchain applications. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets.

The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance CRWV PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance CRWV PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on CoreWeave, Inc. (Ticker: CRWV) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is CoreWeave, Inc. (Ticker: CRWV), which operates as a cloud infrastructure technology company in the United States. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets.

The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance DELL PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance DELL PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Dell Technologies Inc. (Ticker: DELL) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Dell Technologies Inc. (Ticker: DELL), which is a technology hardware company that designs, develops, manufactures, markets, sells, and supports various comprehensive and integrated solutions, products, and services in the Americas, Europe, the Middle East, Asia, and internationally. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance ETH PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance ETH PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on the Grayscale Ethereum Staking Mini ETF (Ticker: ETH) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying

Security is concentrated. As of the date of this Prospectus, the Underlying Security is concentrated in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is the Grayscale Ethereum Staking Mini ETF (Ticker: ETH), which is an ETF that seeks the value of its shares (based on Ether per share) to reflect the value of Ether held by the trust, determined by reference to an index price, less the trust’s expenses and other liabilities. This Prospectus relates only to the Shares offered hereby and is not a prospectus for shares of the Underlying Security. Shares of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-ETF Exposure Risk.  The Fund's exposure is concentrated in the securities of a single ETF. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including risks specific to the Underlying Security’s holdings, developments impacting its sponsor or holdings, competitive dynamics, decisions of the Underlying Security’s sponsor, regulatory actions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance EWY PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance EWY PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on the iShares MSCI South Korea ETF (Ticker: EWY) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying

Security is concentrated. As of the date of this Prospectus, the Underlying Security is concentrated in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is the iShares MSCI South Korea ETF (Ticker: EWY), which is an ETF that seeks to track an index that is designed to measure the performance of the large- and mid-capitalization segments of the equity market in Korea. This Prospectus relates only to the Shares offered hereby and is not a prospectus for shares of the Underlying Security. Shares of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-ETF Exposure Risk.  The Fund's exposure is concentrated in the securities of a single ETF. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including risks specific to the Underlying Security’s holdings, developments impacting its sponsor or holdings, competitive dynamics, decisions of the Underlying Security’s sponsor, regulatory actions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets.

The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance GDX PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance GDX PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on the VanEck Gold Miners ETF (Ticker: GDX) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying

Security is concentrated. As of the date of this Prospectus, the Underlying Security is concentrated in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is the VanEck Gold Miners ETF (Ticker: GDX), which is an ETF that seeks to track an index that is designed to measure the performance of companies involved in the gold and silver mining industry. This Prospectus relates only to the Shares offered hereby and is not a prospectus for shares of the Underlying Security. Shares of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-ETF Exposure Risk.  The Fund's exposure is concentrated in the securities of a single ETF. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including risks specific to the Underlying Security’s holdings, developments impacting its sponsor or holdings, competitive dynamics, decisions of the Underlying Security’s sponsor, regulatory actions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets.

The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance GLD PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance GLD PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on the SPDR® Gold Trust (Ticker: GLD) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying

Security is concentrated. As of the date of this Prospectus, the Underlying Security is concentrated in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is the SPDR® Gold Trust (Ticker: GLD), which is an ETF that seeks the value of its shares to reflect the performance of the price of gold bullion, less the trust’s expenses. This Prospectus relates only to the Shares offered hereby and is not a prospectus for shares of the Underlying Security. Shares of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-ETF Exposure Risk.  The Fund's exposure is concentrated in the securities of a single ETF. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including risks specific to the Underlying Security’s holdings, developments impacting its sponsor or holdings, competitive dynamics, decisions of the Underlying Security’s sponsor, regulatory actions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets.

The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance GOOGL PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance GOOGL PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Alphabet Inc. (Ticker: GOOGL) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Alphabet Inc. (Ticker: GOOGL), which is an interactive media and services company that offers various products and platforms in the United States, Europe, the Middle East, Africa, the Asia-Pacific, Canada, and Latin America. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance HOOD PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance HOOD PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Robinhood Markets, Inc. (Ticker: HOOD) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Robinhood Markets, Inc. (Ticker: HOOD), which is a capital markets company that operates a financial services platform in the United States. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets.

The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance INTC PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance INTC PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Intel Corporation (Ticker: INTC) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Intel Corporation (Ticker: INTC), which is a semiconductor company that designs, develops, manufactures, markets, sells, and services computing and related end products and services in the United States, Ireland, Israel, and internationally. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance IONQ PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance IONQ PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on IonQ, Inc. (Ticker: IONQ) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is IonQ, Inc. (Ticker: IONQ), which is a semiconductor company that develops quantum computing systems in the United States, Switzerland, and Internationally. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets.

The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance IREN PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance IREN PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on IREN Limited (Ticker: IREN) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is IREN Limited (Ticker: IREN), which is a software company that operates in the vertically integrated data center business in Australia and Canada. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets.

The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance LITE PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance LITE PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Lumentum Holdings Inc. (Ticker: LITE) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Lumentum Holdings Inc. (Ticker: LITE), which is a communications equipment company that manufactures and sells optical and photonic products in the Americas, the Asia-Pacific, Europe, the Middle East, and Africa. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets.

The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance MAGS PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance MAGS PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on the Roundhill Magnificent Seven ETF (Ticker: MAGS) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying

Security is concentrated. As of the date of this Prospectus, the Underlying Security is concentrated in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is the Roundhill Magnificent Seven ETF (Ticker: MAGS), which is an ETF that seeks growth of capital through its investment exposure to the companies comprising the “Magnificent Seven,” which include Alphabet Inc., Amazon.com, Inc., Apple Inc., Meta Platforms, Inc., Microsoft Corporation, NVIDIA Corporation, and Tesla Inc. This Prospectus relates only to the Shares offered hereby and is not a prospectus for shares of the Underlying Security. Shares of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-ETF Exposure Risk.  The Fund's exposure is concentrated in the securities of a single ETF. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including risks specific to the Underlying Security’s holdings, developments impacting its sponsor or holdings, competitive dynamics, decisions of the Underlying Security’s sponsor, regulatory actions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance META PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance META PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Meta Platforms, Inc. (Ticker: META) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Meta Platforms, Inc. (Ticker: META), which is an interactive media and services company that engages in the development of products that enable people to connect and share with friends and family through mobile devices, personal computers, virtual reality headsets, and artificial intelligence glasses in the United States, Canada, Europe, Asia-Pacific, and internationally. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance MRVL PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance MRVL PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Marvell Technology, Inc. (Ticker: MRVL) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Marvell Technology, Inc. (Ticker: MRVL), which is a semiconductor company that, together with its subsidiaries, provides data infrastructure semiconductor solutions and spanning the data center core to network edge in the United States, Argentina, China, India, Israel, Japan, Singapore, South Korea, Taiwan, Vietnam, and internationally. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance MSFT PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance MSFT PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Microsoft Corporation (Ticker: MSFT) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Microsoft Corporation (Ticker: MSFT), which is a technology company that develops and supports a portfolio of technology solutions for individuals and businesses worldwide. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets.

The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance MSTR PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance MSTR PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Strategy Inc. (Ticker: MSTR) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Strategy Inc. (Ticker: MSTR), which, together with its subsidiaries, operates as a bitcoin treasury company in the United States, Europe, the Middle East, Africa, and internationally. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets.

The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance MU PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance MU PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Micron Technology, Inc. (Ticker: MU) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Micron Technology, Inc. (Ticker: MU), which is a semiconductor company that engages in the provision of semiconductor memory and storage products in the United States, Taiwan, Mainland China, other Asia Pacific countries, Japan, Europe, and internationally. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance NBIS PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance NBIS PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Nebius Group N.V. (Ticker: NBIS) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Nebius Group N.V. (Ticker: NBIS), which is a technology company that engages in building full-stack infrastructure to service the global artificial intelligence industry in the United States, the United Kingdom, and internationally. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance NFLX PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance NFLX PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Netflix, Inc. (Ticker: NFLX) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Netflix, Inc. (Ticker: NFLX), which is an entertainment company that provides entertainment services worldwide. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance NOW PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance NOW PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on ServiceNow, Inc. (Ticker: NOW) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is ServiceNow, Inc. (Ticker: NOW), which is a software company that provides cloud-based solution for digital workflows in the North America, Brazil, Europe, the Middle East and Africa, Asia Pacific, and internationally. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets.

The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance NVDA PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance NVDA PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on NVIDIA Corporation (Ticker: NVDA) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is NVIDIA Corporation (Ticker: NVDA), which operates as a data center scale artificial intelligence infrastructure company in the United States, Taiwan, China, Hong Kong, Europe, and internationally. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets.

The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance ORCL PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance ORCL PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Oracle Corporation (Ticker: ORCL) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Oracle Corporation (Ticker: ORCL), which is a software company that offers products and services that build, run and support enterprise information technology frameworks worldwide. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets.

The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance PLTR PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance PLTR PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Palantir Technologies Inc. (Ticker: PLTR) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Palantir Technologies Inc. (Ticker: PLTR), which is a software company that builds and deploys software platforms for the intelligence community to assist in counterterrorism investigations and operations in the United States, the United Kingdom, and internationally. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance QQQ PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance QQQ PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on the Invesco QQQ ETF (Ticker: QQQ) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying

Security is concentrated. As of the date of this Prospectus, the Underlying Security is concentrated in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is the Invesco QQQ ETF (Ticker: QQQ), which is an ETF that seeks to track an index that is designed to measure the performance of 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market LLC based on market capitalization. This Prospectus relates only to the Shares offered hereby and is not a prospectus for shares of the Underlying Security. Shares of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-ETF Exposure Risk.  The Fund's exposure is concentrated in the securities of a single ETF. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including risks specific to the Underlying Security’s holdings, developments impacting its sponsor or holdings, competitive dynamics, decisions of the Underlying Security’s sponsor, regulatory actions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance RKLB PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance RKLB PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Rocket Lab Corporation (Ticker: RKLB) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Rocket Lab Corporation (Ticker: RKLB), which is a space company that provides launch services and space systems solutions in the United States, Canada, Japan, and internationally. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets.

The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance SKHY PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance SKHY PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on SK hynix Inc (Ticker: SKHY) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is SK hynix Inc (Ticker: SKHY), which is a semiconductor company that, through its subsidiaries, engages in research, develops, manufactures, distributes, and sells semiconductor devices in Korea, China, rest of Asia, the United States, Europe, and internationally. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance SLV PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance SLV PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on the iShares Silver Trust (Ticker: SLV) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying

Security is concentrated. As of the date of this Prospectus, the Underlying Security is concentrated in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is the iShares Silver Trust (Ticker: SLV), which is an ETF that seeks the value of its shares to reflect the performance of the price of silver, less the trust’s expenses. This Prospectus relates only to the Shares offered hereby and is not a prospectus for shares of the Underlying Security. Shares of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-ETF Exposure Risk.  The Fund's exposure is concentrated in the securities of a single ETF. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including risks specific to the Underlying Security’s holdings, developments impacting its sponsor or holdings, competitive dynamics, decisions of the Underlying Security’s sponsor, regulatory actions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets.

The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance SMCI PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance SMCI PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Super Micro Computer, Inc. (Ticker: SMCI) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Super Micro Computer, Inc. (Ticker: SMCI), which is a technology hardware company that, together with its subsidiaries, develops and sells server and storage solutions based on modular and open-standard architecture in the United States, Asia, Europe, and internationally. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance SMH PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance SMH PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on the VanEck Semiconductor ETF (Ticker: SMH) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying

Security is concentrated. As of the date of this Prospectus, the Underlying Security is concentrated in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is the VanEck Semiconductor ETF (Ticker: SMH), which is an ETF that seeks to track an index that is designed to measure the performance of the 25 largest and most liquid US exchange-listed companies in the semiconductor industry. This Prospectus relates only to the Shares offered hereby and is not a prospectus for shares of the Underlying Security. Shares of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-ETF Exposure Risk.  The Fund's exposure is concentrated in the securities of a single ETF. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including risks specific to the Underlying Security’s holdings, developments impacting its sponsor or holdings, competitive dynamics, decisions of the Underlying Security’s sponsor, regulatory actions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets.

The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance SNDK PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance SNDK PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Sandisk Corporation (Ticker: SNDK) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Sandisk Corporation (Ticker: SNDK), which is a technology hardware company that develops, manufactures, and sells data storage devices and solutions using NAND flash technology in the Americas, Europe, the Middle East, Africa, Asia, and internationally. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance SPCX PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance SPCX PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Space Exploration Technologies Corp. (Ticker: SPCX) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Space Exploration Technologies Corp. (Ticker: SPCX), which is a diversified telecommunication services company that provides satellite-based broadband services in the United States, Ireland, Canada, and internationally. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance SPY PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance SPY PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on the State Street® SPDR® S&P 500® ETF Trust (Ticker: SPY) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying

Security is concentrated. As of the date of this Prospectus, the Underlying Security is concentrated in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is the State Street® SPDR® S&P 500® ETF Trust (Ticker: SPY), which is an ETF that seeks to track an index that is designed to measure the performance of the large-cap segment of the US equity market. This Prospectus relates only to the Shares offered hereby and is not a prospectus for shares of the Underlying Security. Shares of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-ETF Exposure Risk.  The Fund's exposure is concentrated in the securities of a single ETF. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including risks specific to the Underlying Security’s holdings, developments impacting its sponsor or holdings, competitive dynamics, decisions of the Underlying Security’s sponsor, regulatory actions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets.

The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance TSLA PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance TSLA PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Tesla, Inc. (Ticker: TSLA) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Tesla, Inc. (Ticker: TSLA), which is an automotive company that designs, develops, manufactures, leases, and sells electric vehicles, and energy generation and storage systems in the United States, China, and internationally. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance TSM PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance TSM PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Taiwan Semiconductor Manufacturing Company Limited (Ticker: TSM) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Taiwan Semiconductor Manufacturing Company Limited (Ticker: TSM), which is a semiconductor company that, together with its subsidiaries, manufactures, packages, tests, and sells integrated circuits and other semiconductor devices in Taiwan, China, Europe, the Middle East, Africa, Japan, the United States, and internationally. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance UNH PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance UNH PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on UnitedHealth Group Incorporated (Ticker: UNH) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is UnitedHealth Group Incorporated (Ticker: UNH), which operates as a health care company in the United States and internationally. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets.

The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance WDC PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance WDC PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on Western Digital Corporation (Ticker: WDC) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry in which the Underlying Security is classified. As of the date of this Prospectus, the Underlying Security is classified in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is Western Digital Corporation (Ticker: WDC), which is a technology hardware company that engages in the development, manufacture, and sale of data storage devices and solutions based on hard disk drive (HDD) technology in the United States, Asia, Europe, the Middle East, and Africa. This Prospectus relates only to the Shares offered hereby and is not a prospectus for common stock or other securities of the Underlying Security. Common stock of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-Stock Risk.  The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Defiance XLF PowerMaxx ETF (Ticker: [____])

Investment Objective

The Defiance XLF PowerMaxx ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)
The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Defiance ETFs, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund:  [the Fund’s management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.]
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Principal Investment Strategies

Milliman Financial Risk Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on the State Street® Financial Select Sector SPDR® ETF (Ticker: XLF) (the “Underlying Security”). “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for the Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of the Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of the Underlying Security. As a result, the Fund’s performance is expected to differ from, and may change at a different rate than, the price return of the Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for the Fund.

The value of the purchased call options held by the Fund typically do not increase or decrease at the same level as the Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to the Underlying Security that will cause the Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which the Fund benefits from increases in (or experiences losses from) the value of the Underlying Security will vary. The Fund may lose money even when the value of the Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

The Fund does not seek to achieve a fixed multiple of the Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that the Fund will achieve Amplified Returns or have positive performance, even when the Underlying Security increases in value.

The Sub-Adviser evaluates the Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect the Fund’s return over any time period to equal a fixed multiple of the Underlying Security’s return over that same time period.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of the Underlying Security. The Fund currently invests principally in exchange-traded call options, including standardized options and FLexible EXchange (“FLEX”) options. The Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. The Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Fund does not borrow money to achieve its investment objective and will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying

Security is concentrated. As of the date of this Prospectus, the Underlying Security is concentrated in industries within the [____] sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Information About the Underlying Security. The Underlying Security is the State Street® Financial Select Sector SPDR® ETF (Ticker: XLF), which is an ETF that seeks to track an index that is designed to measure the performance of the financial sector of the large-cap segment of the US equity market. This Prospectus relates only to the Shares offered hereby and is not a prospectus for shares of the Underlying Security. Shares of the Underlying Security are registered with the SEC. Information provided to or filed with the SEC by the Underlying Security can be located at the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Underlying Security from publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the share price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

The principal risks of investing in the Fund, which include those of investing in the Underlying Security, are summarized below. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Time Decay Risk. While the Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of the Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of the Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). The Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. The Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of the Fund’s options positions and therefore the NAV of the Fund. In addition, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact the Fund’s returns.

Single-ETF Exposure Risk.  The Fund's exposure is concentrated in the securities of a single ETF. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including risks specific to the Underlying Security’s holdings, developments impacting its sponsor or holdings, competitive dynamics, decisions of the Underlying Security’s sponsor, regulatory actions, geopolitical events, and market sentiment.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  The Fund’s investment exposure is concentrated in the industry in which the Underlying Security operates. As a result, the Fund faces many of the same risks as companies in that industry and may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the Underlying Security, and volatility of the Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets.

The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Performance

Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser
Defiance ETFs, LLC (the “Adviser”) serves as investment adviser to the Fund.

Sub-Adviser
Milliman Financial Risk Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers
The following employees of the Sub-Adviser serve as portfolio managers of the Fund.

◾
[__________]
◾
[__________].
◾
[__________].

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [__].

Purchase and Sale of Shares

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an AP that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.defianceetfs.com.

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or their respective affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Additional Information About the Funds and the Risks of Investing

Additional Information About the Funds’ Investment Objectives

Each Fund’s investment objective is non-fundamental and may be changed without shareholder approval by the Board of Trustees of the Trust (the “Board”). There is no guarantee that a Fund will be successful in its attempt to achieve its investment objective. An investor may lose some or all of their investment in a Fund.

Additional Information About the Funds’ Investments

The Sub-Adviser seeks to achieve each Fund’s investment objective by employing a “PowerMaxx” strategy that utilizes long-only (i.e., purchased) call options on the applicable Fund’s Underlying Security. “PowerMaxx” refers to the way in which the Sub-Adviser structures the call options purchased for a Fund to seek to provide a pre-determined outcome that increases or decreases at an “amplified” (i.e., accelerated) rate relative to the performance of that Fund’s Underlying Security. The PowerMaxx strategy is designed to provide nonlinear exposure to the price return of a Fund’s Underlying Security. As a result, a Fund’s performance is expected to differ from, and may change at a different rate than, the price return of that Fund’s Underlying Security, as described below. There is no guarantee that the Sub-Adviser will be successful in implementing the PowerMaxx strategy for any Fund.

The value of the purchased call options held by a Fund typically do not increase or decrease at the same level as that Fund’s Underlying Security’s price on a day-to-day basis due to various factors (although they generally move in the same direction). The extent of this increase or decrease depends on the magnitude, timing and sequence of changes in the Underlying Security’s price and implied volatility levels, among other factors, as described below. As a result, an increase or decrease in the Underlying Security’s price may produce a substantially larger percentage increase or decrease in the value of the call options purchased by the Sub-Adviser. Accordingly, by purchasing a series of call options across a range of strike prices and expiration dates, the Sub-Adviser will seek exposure to an Underlying Security that will cause the corresponding Fund’s percentage gain or loss to be several times the Underlying Security’s percentage gain or loss (“Amplified Returns”). The degree to which a Fund benefits from increases in (or experiences losses from) the value of its Underlying Security will vary. A Fund may lose money even when the value of its Underlying Security increases, including when gains attributable to that increase are insufficient to offset reductions in option values caused by the passage of time (“time decay”) or decreases in implied volatility, or to cover the Fund’s fees, expenses and transaction costs.

A Fund does not seek to achieve a fixed multiple of its Underlying Security’s daily performance or a fixed multiple of its performance over any other specified time period. The degree of Amplified Returns may change both within a trading day and from day to day. There is no guarantee that any Fund will achieve Amplified Returns or have positive performance, even when its Underlying Security increases in value.

The Sub-Adviser evaluates each Fund’s option positions and may establish or adjust them in seeking to provide Amplified Returns. For any holding period, the Amplified Returns will depend on the magnitude, timing and sequence of changes in the Underlying Security’s price, changes in implied volatility, time decay, the options purchased, portfolio adjustments, transaction costs and Fund fees and expenses. Investors should not expect a Fund’s return over any time period to equal a fixed multiple of its Underlying Security’s return over that same time period.

Under normal circumstances, a Fund will invest at least 80% of the value of its net assets in options contracts that provide exposure to the value of its Underlying Security. Each Fund currently invests principally in exchange-traded call options, including standardized options and FLEX options. A Fund may close out or “roll” (i.e., exit current positions and enter into new positions) its options positions before expiration. Each

Fund may also hold cash and invest in money market funds and U.S. Treasury bills. The Funds do not borrow money to achieve their investment objectives and each Fund will pay the full premium for each purchased option at the time of purchase and will only enter into options contracts that impose no subsequent payment or delivery obligation on the Fund.

A call option is an agreement between a buyer and seller that gives the purchaser of the option (in this case, a Fund) the right to buy a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” The call options purchased for the Funds are exchange-traded, meaning that they trade on an exchange, and provide the Sub-Adviser with the ability to customize key contract terms for each Fund, like strike price, style and expiration date, while achieving price discovery (i.e., determining market prices) in competitive, transparent auctions markets, which avoid the counterparty exposure of over-the-counter options positions. Exchange-traded options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties for these options.

Each Fund will be concentrated and is “non-diversified” as discussed in the Fund Summaries section above. Each Fund may also make other types of investments and utilize other investment techniques to the extent permitted by applicable law. Additional information about each Fund, its investment strategies and risks can also be found in the Funds’ Statement of Additional Information (“SAI”). Future legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Sub-Adviser in connection with managing each Fund, which may also adversely affect a Fund’s return potential and ability of a Fund to achieve its investment objective.

Additional Information About the Risks of Investing in the Funds

You could lose money by investing in a Fund. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that a Fund’s investment objective will be achieved.

Time Decay Risk. While a Fund’s PowerMaxx strategy is designed to produce Amplified Returns, the Fund may lose up to the full value of the net assets used to pay for options premiums if the price of its Underlying Security is flat or declines for an extended period of time and/or the Fund’s options positions expire worthless. This may occur when the Underlying Security’s price at expiration of the applicable options contract is at or below the option’s strike price and/or one or more options were not sold before they expired. As a result, the risk of loss on any particular trading day will generally correlate to the value of a Fund’s net assets used to pay for options premiums that are expiring on that particular trading day (plus any losses that may result from the downside performance of any other assets held by the Fund). A Fund may lose some or all of the premium paid for its options, and repeated option losses, particularly over longer holding periods, can significantly reduce its NAV over time. As a result, an investor may suffer significant or total losses on their investment.

Exchange Traded Options Risk. A Fund may utilize exchange-traded options, including FLEX Options, issued and guaranteed for settlement by the OCC. A Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts, which could result in significant losses to the Fund. In less liquid markets, terminating an options contract may require the payment of a premium or acceptance of a discounted price, and may take longer to complete. In addition, a less liquid trading market may adversely impact the value of a Fund’s options positions and therefore the NAV of the Fund. In addition, the value of a Fund’s options positions is not anticipated to increase or decrease at the same rate as the reference asset; and while it is anticipated that they will generally move in the same direction, it is possible that they may move in different directions. Certain options positions may also expire worthless.

Rolling Risk. A Fund’s investment strategy is subject to risks related to rolling. To the extent a Fund is unable to roll the purchased call options as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which a Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which may impact a Fund’s returns.

Single-Stock Risk.  Certain Funds have exposure concentrated in the securities of a single issuer. As a result, those Funds are particularly sensitive to factors that affect their Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment.

Single-ETF Exposure Risk.  Certain Fund have exposure concentrated in the securities of a single ETF. As a result, those Funds are particularly sensitive to factors that affect their Underlying Security, including risks specific to the Underlying Security’s holdings, developments impacting its sponsor or holdings, competitive dynamics, decisions of the Underlying Security’s sponsor, regulatory actions, geopolitical events, and market sentiment.

Non-Diversification Risk. Each Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk.  Each Fund is concentrated as described in the Fund Summaries section above. As a result, each Fund faces many of the same risks as companies in the industry to which it has exposure and each Fund may be subject to greater market fluctuations than a fund that is more broadly exposed across multiple industries.

Indirect Investment Risk. Each Underlying Security is not affiliated with the Trust, the Fund, the Adviser or the Sub-Adviser and is not involved in this offering. No Fund has control over its Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to an Underlying Security, and actions taken by the Underlying Security could negatively affect the corresponding Fund’s performance.

Equity Securities Risk. The PowerMaxx strategy provides exposure to equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Management Risk. Each Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Fund, but there can be no guarantee that the Fund will meet its investment objective.

Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as seeking Amplified Returns, includes the risk of potentially dramatic losses in the value of the Shares, imperfect correlations between the price of the purchased call options and the corresponding Underlying Security, and volatility of the Shares.

Market Risk. Each Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Portfolio Turnover Risk. Each Fund may actively and frequently trade all or a significant portion of its holdings. A high portfolio turnover rate increases transaction costs, which may increase a Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in a Fund due to an increase in short-term capital gains.

Tax Risk. Each Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If a Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, a Fund will attempt to ensure that the value of its options contracts on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of its options contracts on shares of a single issuer were to exceed 25% of a Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

ETF Risks. Each Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:

●
Authorized Participants and Market Makers. Only APs may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Disclosure of Portfolio Holdings

The Trust maintains a website for the Fund online at www.defianceetfs.com. The website for each Fund contains the following information, on a per-Share basis: (i) the prior business day’s NAV and closing market price; (ii) the 30-day median bid-ask spread; (iii) the reported midpoint of the bid-ask spread at the time of NAV calculation (the “Bid-Ask Price”); (iv) a calculation of the premium or discount of the Bid-Ask Price against such NAV; and (v) data in chart format displaying the frequency distribution of discounts and premiums of the Bid-Ask Price against the NAV, within appropriate ranges, for each of the four previous calendar quarters (or for the life of the Fund if, shorter). In addition, on each business day, before the commencement of trading in Shares on the Exchange, the Trust discloses on each Fund’s website the identities and quantities of the portfolio securities and other assets held by the Fund that will form the basis for the calculation of NAV at the end of the business day.
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the SAI.

Management and Organization

Investment Adviser

Defiance ETFs, LLC serves as each Fund’s investment adviser and has overall responsibility for the general management and administration of each Fund. The Adviser is located at 78 SW 7th Street, 5th Floor, Miami, Florida 33130. The Adviser was founded in 2018 and arranges for sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. The Adviser provides investment advisory services to ETFs, including the Funds.

The Adviser provides oversight of the Fund’s Sub-Adviser, monitoring of the Sub-Adviser’s buying and selling of securities for the Funds, and review of the Sub-Adviser’s performance.

For the services provided under the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser receives from each Fund an annual fee, which is calculated daily and paid monthly, equal to [__]% of the average daily net assets of each Fund (the “Advisory Fee”). The Advisory Fee is structured as a “unified fee.” Accordingly, in consideration of the fees paid with respect to a Fund, the Adviser has agreed to pay all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: [the Advisory Fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.] The Adviser, in turn, compensates the Sub-Adviser from the Advisory Fee it receives.

A discussion regarding the basis for the Board approving the Advisory Agreement will be available in each Fund’s Form N-CSR for its initial fiscal period.

Sub-Adviser

Milliman Financial Risk Management LLC, located at 71 S. Wacker Drive, 31st Floor, Chicago, IL 60606, serves as investment sub-adviser to each Fund. The Sub-Adviser is a wholly owned subsidiary of Milliman, Inc. The Sub-Adviser provides investment advisory, hedging, and consulting services on approximately $[___] billion in assets as of [______], 2026. The Sub-Adviser has responsibility for managing each Fund’s investment program in pursuit of its investment objective pursuant to a Sub-Advisory Agreement (the “Sub-Advisory Agreement”).

Pursuant to the Sub-Advisory Agreement, the Adviser has agreed to pay an annual sub-advisory fee to the Sub-Adviser in an amount based on each Fund’s average daily net assets (the “Sub-Advisory Fee”). The Adviser is responsible for paying the entirety of the Sub-Advisory Fee. The Funds do not directly pay the Sub-Adviser.

A discussion regarding the basis for the Board approving the Sub-Advisory Agreement will be available in each Fund’s Form N-CSR for its initial fiscal period.

Portfolio Managers

The following employees of the Sub-Adviser are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio:

[______________]

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in each Fund.

[Commodity Exchange Act (“CEA”) Regulation and Exclusions

With respect to each Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the CEA and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Sub-Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC with respect to each Fund. The terms of the CPO exclusion require a Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. Each Fund not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s or Sub-Adviser’s reliance on these exclusions, or the Funds, their investment strategies or this Prospectus.]

Additional Information About the Shares

Pricing of Shares

Each Fund determines its NAV per share as of close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open for regular trading. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If the NYSE closes early on a valuation day, each Fund shall determine NAV as of that time. In calculating NAV, each Fund generally values its investment portfolio at market price.

[The Board has adopted Pricing and Valuation Procedures (the “Valuation Procedures”) to be used by the Board for valuing all securities and other assets held by each Fund, including those for which market quotations are not readily available or are deemed not to be reliable, in accordance with the Valuation Procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Sub-Adviser to serve as the valuation designee to perform the fair value determination relating to any or all Fund investments. As valuation designee, the Sub-Adviser has established a pricing committee comprised of representatives of the Sub-Adviser (the “Pricing Committee”) to provide input to the Sub-Adviser in making fair value determinations in accordance with the Valuation Procedures.]

Exchange-traded options will be valued at a market-based price provided by the exchange on which the options contracts are traded at the official close of that exchange’s trading date. If the exchange on which an options contract is traded is unable to provide a market price, exchange-traded options prices will be provided by a model-pricing provider. OTC options will be valued at the mean of the most recent bid and asked price, if available, or otherwise at their closing bid price. Otherwise, the value of an options contract will be determined by the Pricing Committee in accordance with the Valuation Procedures.

The Funds’ accounting agent may obtain all market quotations used in valuing securities from a third-party pricing service vendor (a “Pricing Service”). If no quotation can be obtained from a Pricing Service, then the Funds’ accounting agent will contact the Pricing Committee. The Pricing Committee will then attempt to obtain one or more broker quotes for the security or other asset daily and will value the security or other asset accordingly.

If no quotation is available from either a Pricing Service, or one or more brokers, or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security or other asset held by a Fund for which reliable market quotations are not readily available will be determined by the [Sub-Adviser] in a manner that most appropriately reflects fair market value of the security or other asset on the valuation date. A portfolio security or other asset’s fair value price may differ from the price next available for that portfolio asset using a Fund’s normal pricing procedures, and the fair value price may differ substantially from the price at which the asset may ultimately be traded or sold. If the fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, an AP may receive more or less proceeds or Shares from redemptions or purchases of Shares, respectively, than it would have otherwise received if the portfolio asset were priced using the Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security or other asset’s fair value price were to differ from the asset’s price using the Fund’s normal pricing procedures.

To the extent a Fund invests in shares of one or more mutual funds, including money market funds, the Fund values those shares at their respective NAVs.

For more information about how the Fund’s NAV is determined, please see the section in the SAI entitled “Pricing of Shares.”

Frequent Purchases and Redemptions of Shares

Unlike traditional mutual funds, Shares can only be purchased and redeemed directly from a Fund in Creation Units by APs, and the vast majority of trading in the Shares occurs on the secondary market. Because secondary market trades do not involve a Fund directly, those trades are unlikely to cause many of the harmful effects of frequent purchases and redemptions of Shares, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. In addition, direct trading on a short-term basis by APs is critical to ensuring that the Shares trade at or close to NAV. Each Fund also imposes transaction fees on purchases and redemptions of Creation Units by APs, which are designed to offset the Fund’s transaction costs associated with issuing and redeeming Creation Units. [Given this structure, the Board has determined that it is not necessary to adopt policies and procedures with respect to frequent purchases and redemptions of Shares by Fund shareholders.] Each Fund reserves the right to reject any purchase order at any time and to impose restrictions on disruptive or excessive trading in Creation Units. Each Fund also reserves the right to reject any redemption order in accordance with applicable law.

Premium/Discount Information

Information regarding the extent and frequency with which market prices of Shares have tracked a Fund’s NAV for the most recently completed calendar year and the most recently completed calendar quarters since that year will be available without charge online at www.defianceetfs.com.

Householding

Householding is an option available to certain investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Distribution and Servicing of Shares

Distribution Plan

The Trust has adopted a Distribution Plan under Rule 12b-1 (“Rule 12b-1 Plan”) of the 1940 Act. The Rule 12b-1 Plan allows each Fund to pay distribution fees to their principal underwriter and/or their affiliates, or to any other eligible institution, for distribution activities related to the marketing of the Fund, and/or for other shareholder services. The Rule 12b-1 Plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of a Fund). No Rule 12b-1 fees are currently paid by a Fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of a Fund’s assets, and over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

The Adviser and/or its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of a Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Taxes

The below discussion of “Taxes” is not intended or written to be used as tax advice. Investors in a Fund should consult their own tax professional about their tax situation.

Dividends and Distributions

[Each Fund intends to elect and qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, each Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute all of its net investment income, if any, at least annually. Each Fund will distribute net realized capital gains, if any, at least annually. Each Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased the Shares makes such option available.

Annual statements. After the close of each calendar year, you will receive tax information from the broker with respect to the federal income tax treatment of a Fund’s distributions and any taxable sales of Shares occurring during the prior calendar year. You may receive revised tax information if a Fund must reclassify its distributions or the broker must adjust the cost basis of any covered Shares sold after you receive your tax information. Distributions declared in October, November or December to shareholders of record in such month and paid in January are taxable as if they were paid in December. Additional tax information about each Fund’s distributions is available at www.defianceetfs.com.

Avoid “buying a dividend.” At the time you purchase your Shares, the price of the Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in the value of the portfolio securities or other assets held by a Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares just before a Fund declares an income dividend or capital gain distribution is sometimes known as “buying a dividend.”

Tax Status

If you are a taxable investor, Fund distributions are generally taxable to you as ordinary income, capital gains or some combination of both. This is the case whether you reinvest your distributions in additional Shares or receive them in cash.

Dividend income. Income dividends are generally subject to tax at ordinary rates. Income dividends reported by a Fund as qualified dividend income may be subject to tax by individuals at reduced long-term capital gains tax rates provided certain holding period requirements are met. A return-of-capital distribution is generally not taxable but will reduce the cost basis of your Shares, and will result in a higher capital gain or a lower capital loss when you later sell your Shares.

Capital gains. Fund distributions of short-term capital gains are also subject to tax at ordinary rates. Fund distributions of long-term capital gains are taxable at the reduced long-term capital gains rates no matter how long you have owned your Shares. For single individuals with taxable income not in excess of $44,625 in 2023 ($89,250 for married individuals filing jointly), the long-term capital gains tax rate is 0%. For single individuals and joint filers with taxable income in excess of these amounts but not more than $492,300 or $553,850, respectively, the long-term capital gains tax rate is 15%. The rate is 20% for single individuals with taxable income in excess of $492,300 and married individuals filing jointly with taxable income in excess of $553,850. An additional 3.8% Medicare tax may also be imposed as discussed below.

Sales of exchange-listed shares. Currently, any capital gain or loss realized on the sale of Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

Cost basis reporting. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Medicare tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from the sales of Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. Any liability for this additional Medicare tax is reported on, and paid with, your federal income tax return.

Backup withholding. A shareholder may be subject to backup withholding on any distributions of income capital gains or proceeds from the sale of Shares if the shareholder has provided either an incorrect tax identification number or no number at all, is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, has failed to certify that the shareholder is not subject to backup withholding, or has not certified that the shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. State backup withholding may also apply.

State, local and foreign taxes. Distributions of ordinary income and capital gains, and gains from the sale of your Shares, are generally subject to state and local taxes. If a Fund qualifies, it may elect to pass through to you as a foreign tax credit or deduction any foreign taxes that it pays on its investments.

Non-U.S. investors. Non-U.S. investors may be subject to U.S. withholding tax at 30% or a lower treaty rate on Fund dividends of ordinary income. Non-U.S. investors may be subject to U.S. estate tax on the value of their Shares. They are subject to special U.S. tax certification requirements to avoid backup withholding, claim any exemptions from withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are generally provided for capital gains realized on the sale of Shares, capital gain dividends paid by a Fund from net long-term capital gains, short-term capital gain dividends paid by the Fund from net short-term capital gains and interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources. However, notwithstanding such exemptions from U.S. withholding tax at source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Other reporting and withholding requirements. Payments to a shareholder that is either a foreign financial institution or a non-financial foreign entity within the meaning of the Foreign Account Tax Compliance Act (FATCA) may be subject to a 30% withholding tax on income dividends paid by a Fund. The FATCA withholding tax generally can be avoided by such foreign entity if it provides the broker, and in some cases, the IRS, information concerning the ownership of certain foreign financial accounts or other appropriate certifications or documentation concerning its status under FATCA. A Fund may be required report certain shareholder account information to the IRS, non-U.S. taxing authorities or other parties to comply with FATCA.

Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the AP as part of the issue) and the AP’s aggregate basis in the securities surrendered (plus any cash paid by the AP as part of the issue). An AP who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the AP’s basis in the Creation Units (plus any cash paid by the AP as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the AP as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

If a Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind. Please refer to the SAI for more information regarding the tax treatment of a Fund.]

Financial Highlights

Financial information is not provided because the Funds did not commence operations as of their most recent fiscal year end.

DEFIANCE ETFs

The Funds’ SAI contains more details about the Funds and is incorporated by reference into this Prospectus (is legally a part of this Prospectus). Once issued, additional information about the Funds’ investments will also be available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR filed with the SEC. In a Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find each Fund’s annual and semi-annual financial statements.

Investors may make inquiries to a Fund or obtain (upon request and without charge) the Fund’s SAI, annual and/or semi-annual reports, once issued, by:

◾
calling [__________];
◾
visiting www.defianceetfs.com; or
◾
contacting your financial intermediary through whom you invest in the Fund.

Reports and other information about the Funds is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC 1940 Act file number: 811-23710.

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION	[____], 2026

Fund	Ticker	Fund	Ticker
Defiance AAOI PowerMaxx ETF
Defiance AAPL PowerMaxx ETF
Defiance AMD PowerMaxx ETF
Defiance AMZN PowerMaxx ETF
Defiance ASTS PowerMaxx ETF
Defiance AVGO PowerMaxx ETF
Defiance AXTI PowerMaxx ETF
Defiance BABA PowerMaxx ETF
Defiance BE PowerMaxx ETF
Defiance BMNR PowerMaxx ETF
Defiance BTC PowerMaxx ETF
Defiance COHR PowerMaxx ETF
Defiance COIN PowerMaxx ETF
Defiance CRCL PowerMaxx ETF
Defiance CRWV PowerMaxx ETF
Defiance DELL PowerMaxx ETF
Defiance ETH PowerMaxx ETF
Defiance EWY PowerMaxx ETF
Defiance GDX PowerMaxx ETF
Defiance GLD PowerMaxx ETF
Defiance GOOGL PowerMaxx ETF
Defiance HOOD PowerMaxx ETF
Defiance INTC PowerMaxx ETF
Defiance IONQ PowerMaxx ETF
Defiance IREN PowerMaxx ETF
Defiance LITE PowerMaxx ETF
[____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____]
Defiance MAGS PowerMaxx ETF
Defiance META PowerMaxx ETF
Defiance MRVL PowerMaxx ETF
Defiance MSFT PowerMaxx ETF
Defiance MSTR PowerMaxx ETF
Defiance MU PowerMaxx ETF
Defiance NBIS PowerMaxx ETF
Defiance NFLX PowerMaxx ETF
Defiance NOW PowerMaxx ETF
Defiance NVDA PowerMaxx ETF
Defiance ORCL PowerMaxx ETF
Defiance PLTR PowerMaxx ETF
Defiance QQQ PowerMaxx ETF
Defiance RKLB PowerMaxx ETF
Defiance SKHY PowerMaxx ETF
Defiance SLV PowerMaxx ETF
Defiance SMCI PowerMaxx ETF
Defiance SMH PowerMaxx ETF
Defiance SNDK PowerMaxx ETF
Defiance SPCX PowerMaxx ETF
Defiance SPY PowerMaxx ETF
Defiance TSLA PowerMaxx ETF
Defiance TSM PowerMaxx ETF
Defiance UNH PowerMaxx ETF
Defiance WDC PowerMaxx ETF
Defiance XLF PowerMaxx ETF
[____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____] [____]

This Statement of Additional Information (“SAI”) relates only to the above series (each, a “Fund,” and collectively, the “Funds”) of Defiance ETFs Trust I (the “Trust”). Each Fund is an exchange-traded fund (“ETF”) whose shares (“Shares”) are listed on [________] (the “Exchange”). This SAI is not a prospectus but is incorporated by reference into the Prospectus for the Funds dated [____] (the “Prospectus”). This SAI contains information in addition to the information set forth in the Prospectus and should be read in conjunction with it. Terms not defined in this SAI have the meanings assigned to them in the Prospectus.

A copy of the Prospectus or a Fund’s Summary Prospectus may be obtained, without charge, by calling [__________], visiting www. defianceetfs.com, or writing to the Trust, [78 SW 7th Street, 5th Floor, Miami, Florida 33130, Attn: Defiance ETFs]. The Funds’ financial statements are not presented for the Funds since the Funds are newly formed and had not yet commenced operations prior to the date of this SAI. Once available, you may obtain a copy of a Fund’s financial statements, annual or semi-annual report to shareholders at no charge by request to the Fund at the address or phone number noted above.

Table of Contents
Page
Trust History and Fund Classification
Exchange Listing and Trading
Description of the Funds and their Investments and Risks
Investment Restrictions
Portfolio Turnover
Continuous Offering
Disclosure of Portfolio Holdings
Trustees and Executive Officers of the Trust
Investment Advisory and Other Services
Distribution and Servicing of Shares
Brokerage Allocation and Other Practices
Purchases and Redemptions of Creation Units
Pricing of Shares
Additional Information Concerning the Trust
Tax Status
Other Tax Consequences
Control Persons and Principal Holders of Securities
Financial Statements

Trust History and Fund Classification

The Trust is an open-end management investment company organized under the laws of the state of Delaware on November 2, 2020. Effective Aprile 29, 2026, the Trust’s name was changed to Defiance ETFs Trust I. Each Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means each Fund can invest a greater percentage of its assets in a small number of issuers or any one issuer than a diversified fund can.

Each Fund offers and issues Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”), generally in exchange for a basket of securities and/or other assets included in the Fund’s portfolio (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus certain transaction fees. Shares are generally redeemable only in Creation Units and, generally, in exchange for Deposit Securities and/or a Cash Component. Creation Units are available only to certain large institutions (“Authorized Participants”) that have entered into agreements with [_________], the principal underwriter of the Trust (the “Distributor”).

The Trust reserves the right to permit or require that creations and redemptions of Shares be effected fully or partially in cash. Shares may be issued in advance of receipt of Deposit Securities, subject to various conditions, including a requirement to maintain with the Trust a cash deposit equal to [___]% of the market value of the missing Deposit Securities. The required amount of such cash deposit may be changed by the Funds’ investment adviser, Defiance ETFs, LLC (the “Adviser”), from time to time. Transaction fees and other costs associated with creations or redemptions that include a cash portion may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, transaction fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

Shares trade on the Exchange at market prices that may be below, at or above NAV. There can be no assurance that the requirements of the Exchange necessary for a Fund to maintain the listing of its Shares will continue to be met. The Exchange will consider the suspension of trading in, and will commence delisting proceedings of, the Shares if (i) the Exchange becomes aware that a Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (ii) any of the other applicable listing requirements set forth in the Exchange’s listing rules are not continuously maintained; (iii) [following the initial 12-month period after commencement of trading of Shares on the Exchange, there are fewer than 50 beneficial holders of Shares for 30 or more consecutive trading days], or (iv) such other event shall occur or condition exists which, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. Upon termination of a Fund, the Exchange requires that Shares be removed from the Exchange.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Description of the Fund and its Investments and Risks

Set forth below are descriptions of the various types of securities and other investments in which a Fund may invest, as well as the investment techniques that the Adviser or Milliman Financial Risk Management LLC (“Sub-Adviser”) may use in managing the Fund. Descriptions of the associated risks are also included below. This section supplements the discussion of principal investment strategies and principal risks
1

contained in the Prospectus, and therefore you should carefully review the Prospectus before making an investment in a Fund.

Each Fund is permitted to invest in any of the below investments, and the Adviser or Sub-Adviser may utilize any of the below investment techniques, with respect to the Fund unless otherwise indicated. The Adviser or Sub-Adviser may also invest in other types of investments and use other investment techniques in managing a Fund, including certain investments and investment techniques not described below. Each Fund’s investments and the investment techniques employed by the Adviser or Sub-Adviser with respect to the Fund will be subject to the limitations imposed by the Fund’s investment objective, policies and restrictions, as described in the Prospectus and/or this SAI, as well as the applicable federal securities laws. Any percentage limitations relating to a Fund’s investments that are identified in the Prospectus or this SAI apply at the time of investment, and subsequent changes resulting from market fluctuations will not require the Fund to sell any portfolio security or other investment.

Equity Securities

General Discussion. Common stocks are equity securities, which represent an ownership position in a company. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect a Fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

To the extent a Fund invests in growth-oriented equity securities, the Fund’s investments may be subject to large price swings and greater loss. To the extent a Fund invests in income-oriented equity securities, income provided by the Fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the Fund invests.

Preferred Stock.  Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. Similar to debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects.

Smaller Capitalization Stocks. The Funds may invest in the stocks of smaller capitalization companies. Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent
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on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be less liquid or illiquid (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

Foreign Equity Securities.  Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact the value of these securities. To the extent that a Fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by a Fund.

Additional costs could be incurred in connection with a Fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and a Fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Emerging Markets.  Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to a Fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a Fund’s net asset value (“NAV”). Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

In countries where direct foreign investment is limited or prohibited, a Fund may invest in operating companies based in such countries through an offshore intermediary entity that, based on contractual agreements, seeks to replicate the rights and obligations of direct equity ownership in such operating company. Because the contractual arrangements do not in fact bestow a Fund with actual equity ownership in the operating company, these investment structures may limit the Fund’s rights as an investor and create significant additional risks. For example, local government authorities may determine that such structures do not comply with applicable laws and regulations, including those relating to restrictions on foreign ownership. In such event, the intermediary entity and/or the operating company may be subject to penalties,
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revocation of business and operating licenses or forfeiture of foreign ownership interests, and a Fund’s economic interests in the underlying operating company and its rights as an investor may not be recognized, resulting in a loss to the Fund and its shareholders. In addition, exerting control through contractual arrangements may be less effective than direct equity ownership, and a company may incur substantial costs to enforce the terms of such arrangements, including those relating to the distribution of the underlying funds among the entities. These special investment structures may also be disregarded for tax purposes by local tax authorities, resulting in increased tax liabilities, and a Fund’s control over, and distributions due from, such structures may be jeopardized if the individuals who hold the equity interest in such structures breach the terms of the agreements. While these structures may be widely used to circumvent limits on foreign ownership in certain jurisdictions, there is no assurance that they will be upheld by local regulatory authorities or that disputes regarding the same will be resolved consistently.

Although there is no universally accepted definition, the Adviser and/or the Sub-Adviser generally considers an emerging market country to be one that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union and would include markets commonly referred to as frontier markets.

Risk factors related to investments in emerging markets include the following:

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Currency Fluctuations Risk.  Certain emerging markets’ currencies have experienced and, in the future, may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of a Fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, a Fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.
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Government Regulation Risk.  Certain emerging market countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and may not honor legal rights or protections enjoyed by investors in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While a Fund will only invest in markets where these restrictions are considered acceptable by the Adviser or Sub-Adviser, a country could impose new or additional repatriation restrictions after the Fund’s investment. If this happened, the Fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the Fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to a Fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any emerging market country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of a Fund’s investments.

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Risk of Fluctuations in Inflation Rates.  Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

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●
Risks of Less Developed Securities Markets.  Emerging markets may be less developed and regulated than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

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Settlement Risks.  Settlement systems in emerging market countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to a Fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank through whom the transaction is effected might cause a Fund to suffer a loss. The Fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that a Fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to a Fund.

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Risks Related to Limited Market Information.  The Adviser and/or the Sub-Adviser may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. For example, due to jurisdictional limitations, the Public Company Accounting Oversight Board (“PCAOB”), which regulates auditors of U.S. reporting companies, may be unable to inspect the audit work and practices of PCAOB-registered auditing firms in certain developing countries. As a result, there is greater risk that financial records and information relating to an issuer’s operations in emerging market countries will be incomplete or misleading, which may negatively impact a Fund’s investments in such company.

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Taxation Risk.  Taxation of dividends, interest and capital gains received by a Fund varies among emerging market countries and, in some cases, is comparatively high. In addition, emerging market countries typically have less defined tax laws and procedures and such laws may permit retroactive taxation so that a Fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

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Fraudulent Securities Risk.  Securities purchased by a Fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the Fund.

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Risks Related to Lack of Remedies.  Emerging market countries may offer less protection to investors than U.S. markets and, in the event of investor harm, there may be substantially less recourse available to a Fund and its shareholders. In addition, as a matter of law or practicality, a Fund and its shareholders, as well as U.S. regulators, may encounter substantial difficulties in obtaining and enforcing judgments and other actions against non-U.S. individuals and companies.

Debt Investments

Bonds. A bond is an interest-bearing security issued by a U.S. or non-U.S. company, or U.S. or non-U.S. governmental unit, which is generally used by the issuer to borrow money from investors. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal
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(the bond’s face value) periodically or on a specified maturity date. An issuer may have the right to redeem or “call” a bond before maturity, in which case a Fund may have to reinvest the proceeds at lower market rates. Similarly, a Fund may have to reinvest interest income or payments received when a bond matures, sometimes at a lower market rate. Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond.

The value of a fixed-rate bond usually rises when market interest rates fall and falls when market interest rates rise. Accordingly, a fixed-rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls. When an investor purchases a fixed-rate bond at a price that is greater than its face value, the investor is purchasing the bond at a premium. Conversely, when an investor purchases a fixed-rate bond at a price that is less than its face value, the investor is purchasing the bond at a discount. Fixed-rate bonds that are purchased at a discount pay less current income than securities with comparable yields that are purchased at face value, with the result that prices for such fixed-rate securities can be more volatile than prices for such securities that are purchased at face value.

Other types of bonds bear interest at an interest rate that is adjusted periodically, which are known as floating or variable rate bonds. Interest rates on floating or variable rate bonds may be higher or lower than current market rates for fixed-rate bonds of comparable quality with similar maturities. Because of their adjustable interest rates, the values of floating or variable rate bonds fluctuate much less in response to market interest rate movements than the values of fixed-rate bonds; however, the values of floating rate bonds may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. A Fund may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on an issuer’s earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (backed by specified collateral).

U.S. Corporate Debt Obligations. U.S. corporate debt obligations include, among others, bonds, commercial paper, notes, debentures, variable rate demand notes, master notes, funding agreements and other short-term corporate instruments, issued or guaranteed by corporations that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Variable rate demand notes are securities with a variable interest which is readjusted on pre-established dates. Variable rate demand notes are subject to payment of principal and accrued interest (usually within seven days) on a Fund’s demand. Master notes are negotiated notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of a Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Funding agreements are agreements between an insurance company and a Fund covering underlying demand notes. Although there is no secondary market in funding agreements, if the underlying notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes and funding agreements are generally illiquid and therefore subject to a Fund’s percentage limitation for illiquid investments.

U.S. Government Debt Obligations. U.S. Government debt obligations are obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and include bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations. U.S. Government debt obligations may be: (i) supported by the full faith and credit of the U.S. Treasury;
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(ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; or (iv) supported only by the credit of the instrumentality. There is a risk that the U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In that case, if the issuer were to default, a Fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. For example, while the U.S. Government has provided financial support to Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. There also is no guarantee that the government would support Federal Home Loan Banks. Accordingly, securities of FNMA, FHLMC and Federal Home Loan Banks, and other agencies, may involve a risk of non-payment of principal and interest. Any downgrade of the credit rating of the securities issued by the U.S. Government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

Money Market Instruments. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit, bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody’s Investors Service, Inc. (“Moody’s”), “F-1” by Fitch Ratings, Inc. (“Fitch”) or “A-1” by S&P Global Ratings Services (“S&P”), or if unrated, determined to be of comparable quality by the Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that have been determined to present minimal credit risks, in accordance with the requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of the Sub-Adviser, are of comparable quality to obligations of U.S. banks that may be purchased by a Fund.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common: (i) one commonly used by the U.S. Treasury and some other issuers, which uses a structure that accrues inflation into the principal value of the bond; and (ii) another most often used by other issuers, which pays out the Consumer Price Index accruals as part of a semiannual coupon. Inflation-indexed securities issued by the U.S. Treasury have maturities of five, 10 or 30 years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Certain inflation-related bonds, however, may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons
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other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Foreign Debt Obligations. Foreign debt obligations include corporate debt securities of non-U.S. issuers, certain non-U.S. bank obligations and U.S. dollar or foreign currency denominated obligations of non-U.S. governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Certain obligations or securities of non-U.S. issuers may be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country, (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its assets situated in such country, or (iv) the issuer is the government of the particular country.

Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country’s willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as “Brady Bonds.” The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may impair the debtor’s ability or willingness to service its debts.

Foreign debt obligations are subject to the following risks:

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Currency Risk. The value in U.S. dollars of a Fund’s non-U.S.-dollar-denominated foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and increases when the value of the U.S. dollar falls against such currency.

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Political and Economic Risk. The economies of many countries may not be as developed as the U.S. economy and may be subject to significantly different forces. Political, economic or social instability and development, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of portfolio investments. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell, the securities of such companies. These factors may affect the value of investments in those companies. In addition, certain companies may operate in, or have dealings with, countries that the U.S. Government has
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identified as state sponsors of terrorism. As a result, such companies may be subject to specific constraints or regulations under U.S. law and, additionally, may be subject to negative investor perception, either of which could adversely affect such companies’ performance.

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Regulatory Risk. Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls and disclosure requirements imposed on U.S. issuers, and, as a consequence, there is generally less publicly available information about foreign securities than is available about U.S. securities. Foreign companies may not be subject to uniform accounting, auditing or financial reporting standards, corporate governance practices or requirements comparable to those applicable to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. Income from foreign securities owned by a Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to Fund shareholders. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies in foreign countries than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Foreign markets may also have different clearance and settlement procedures. If a Fund experiences settlement problems, it may result in temporary periods when a portion of the Fund’s assets are uninvested and could cause the Fund to miss attractive investment opportunities or a potential liability to the Fund arising out of the Fund’s inability to fulfill a contract to sell such securities.

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Foreign Markets Risk. Investing in foreign markets generally involves certain risks not typically associated with investing in the U.S. The securities markets in many foreign countries will have substantially lower trading volume than securities markets in the U.S. markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable U.S. securities. Obtaining and/or enforcing judgments in foreign countries may be more difficult, and there is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers, each of which may make it more difficult to enforce contractual obligations. Increased custodian costs, as well as administrative costs (such as the need to use foreign custodians), may also be associated with the maintenance of assets in foreign jurisdictions. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the U.S.

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Emerging Markets Risk. Investments in emerging markets countries present risks in addition to, or greater than, those presented by investments in foreign issuers generally. For example, emerging market countries may have less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. The taxation systems at the federal, regional and local levels in emerging market countries may also be less transparent and inconsistently enforced, and subject to sudden change. In addition, emerging market countries may have a higher degree of corruption and fraud than in developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. Further, certain emerging market countries have material limitations on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation and enforcement capabilities, which hinder the ability to engage in independent oversight or inspection of accounting firms located, or operating, in certain emerging markets; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards. Because information about companies in emerging markets countries may be less available and reliable, the ability to conduct adequate due diligence in emerging markets may be limited, which can impede the ability of the Sub-Adviser to evaluate such companies.

Many of the emerging markets countries’ securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant
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price volatility. There is also a risk that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. Further, foreign investments in some emerging markets countries may be made through organizational structures that are necessary to address restrictions on foreign investments. Because of these structures and for other reasons, there may be limited corporate governance standards and avenues of recourse for investors as compared to investments in U.S. companies. Emerging market countries may also have less developed legal systems, allowing for enforcement of private property rights and/or redress for injuries to private property, such as bankruptcy. Accordingly, shareholder claims that are common in the U.S. and are generally viewed as deterring misconduct, including class action securities law and fraud claims, generally are difficult or impossible to pursue as a matter of law or practicality in many emerging markets.

Precious Metals

General Discussion. Certain Funds may have exposure to other ETFs that invest in gold and/or other precious metals (“Precious Metals ETFs”). Having exposure to Precious Metals ETFs exposes a Fund to the risks of investing in precious metals directly. In addition to gold and/or other precious metals, the Precious Metals ETFs may also invest in other types of investments and use other investment techniques, including certain investments and investment techniques not described in this SAI.

Risks of Exposure to Precious Metals.  Certain Funds is susceptible to specific political and economic risks affecting the price of precious metals, including changes in U.S. and foreign regulatory policies, tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The prices of precious metals, in turn, are likely to affect the market prices of securities of companies mining or processing those precious metals, and accordingly, the market prices of the Precious Metals ETFs to which a Fund has exposure. Precious metals-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on precious metals-related investments have traditionally been more volatile than investments in broader equity or debt markets. Other factors that may affect the prices of precious metals and securities related to them include changes in industrial and commercial demand for precious metals.

Although the risks related to investing in precious metals are similar to those of investing in precious metal finance and operating companies, as described above, there are additional considerations, including custody and transaction costs that may be higher than those involving securities. Moreover, holding precious metals results in no income being derived from such holdings, unlike certain securities that may pay dividends or make other current payments. Accordingly, the Precious Metals ETFs in which a Fund invests are not expected to produce a significant level of income to the Fund. Although the Precious Metals ETFs in which a Fund invests have contractual protections with respect to the credit risk of their custodians, holding precious metals in physical form (even in a separate account) involves the risk of delay in obtaining the assets in the case of bankruptcy or insolvency of the custodian. This could impair the ability of a Precious Metals ETF to dispose of its assets under those circumstances.

Exposure to precious metals also involves additional risks and considerations not typically associated with exposure to other types of investments, including: (1) the risk of substantial price fluctuations of precious metals; (2) risks associated with the concentration of precious metals supply in a limited number of countries, which will result in prevailing economic and political conditions of those countries having a greater and direct effect on the production and marketing of precious metals; (3) unpredictable international monetary policies, economic and political conditions; (4) possible U.S. governmental regulation, as well as foreign regulation of such investments; and (5) possible adverse tax consequences for a Fund in making these investments, if, as a result, a Precious Metals ETF in which the Fund invests fails to qualify as a
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“regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Other Non-Traditional Assets

Exposure to Bitcoin and Ether. Certain Funds may have exposure to exchange-traded products that seek to reflect generally the performance of the price of bitcoin or ether by directly holding bitcoin or ether, respectively (“Digital Asset ETPs”). The Funds will only obtain exposure to Digital Asset ETPs that are listed and traded on national securities exchanges.

Bitcoin is a digital asset of which the ownership and behavior are determined by participants in an online, peer-to-peer network that connects computers that run publicly accessible, or “open source,” software that follows an agreed upon set of rules and procedures. This network is referred to as the “Bitcoin Network,” and the rules and procedures governing the Bitcoin Network are commonly referred to as the “bitcoin protocol.” The Bitcoin Network allows people to exchange tokens of value, called bitcoin, which are recorded on a public transaction ledger known as the “bitcoin blockchain.” Bitcoin can be used to pay for goods and services, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset trading platforms or in individual end-user-to-end-user transactions under a barter system. Although nascent in use, bitcoin may be used as a medium of exchange, unit of account or store of value. The value of bitcoin, like the value of other digital assets, is not backed by any government, corporation or other identified body. Ownership and the ability to transfer or take other actions with respect to bitcoin is protected through the bitcoin protocol, which allows bitcoin to be sent to a publicly available address that is generated from a private numerical key, but which prevents anyone other than the holder of such private numerical key from accessing the bitcoin associated with the publicly available address. The supply of bitcoin is constrained or formulated by its protocol instead of being explicitly delegated to an identified body (e.g., a central bank or corporate treasury) to control. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the bitcoin protocol and the software that enforces the protocol and (3) users who choose what bitcoin software to run. Bitcoin was released in 2009 and, as a result, there is little data on its long-term investment potential. Bitcoin is not backed by a government-issued legal tender. Bitcoin is “stored” or reflected on a blockchain. A blockchain is a distributed, digital ledger that records and stores transaction data of digital assets in units called “blocks.”

Ether is a digital asset whose ownership and operation is determined by participants in an online, peer-to-peer network sometimes referred to as the “Ethereum Network.” The Ethereum Network allows people to exchange tokens of value, called ether (or “ETH”), which are recorded on a public transaction ledger known as a blockchain. Ether can be used to pay for goods and services, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset trading platforms or in individual end-user to end-user transactions under a barter system. The Ethereum Network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Ethereum Network. This is commonly referred to as the Ethereum Protocol. The value of ether is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate the trading of ether. Ownership and transaction records for ether are protected through public-key cryptography. The supply of ether is determined by the Ethereum Protocol. Following the initial distribution of ether, ether is created, burned and allocated by the Ethereum Protocol through a process that is currently subject to an issuance and burn rate. “Burning” refers to the process through which tokens are permanently removed from the circulating supply. No single entity owns or operates the Ethereum Network. The Ethereum Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the Ethereum Protocol and the software that enforces the Protocol and (3) users who choose which version of the Ethereum software to run. From time to time, the developers suggest changes to the Ethereum software. If
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a sufficient number of users and validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the Ethereum software, may be created. This is often referred to as a “fork.”

Further, the Ethereum Network allows users to write and implement “smart contracts,” which are cryptographic operations that verify and secure Ether transactions. A smart contract operates by a pre-defined set of rules that allows it to automate transactions on the blockchain through code that self-executes on every computer in the Ethereum Network. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than ether on the Ethereum Network. Smart contract operations are executed on the Ethereum Network in exchange for payment of ether. The Ethereum Network is one of a number of projects intended to expand blockchain use beyond a peer-to-peer money system. Unlike other digital assets, such as ether, which are solely created through a progressive mining process.

Risks of Exposure to Digital Assets. Digital assets represent a relatively new asset class with limited history. Digital assets and digital asset-related investments are subject to unique and substantial risks, including:

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Risks Related to Digital Assets. The trading prices of many digital assets, including bitcoin and ether, have experienced extreme volatility throughout their life cycle and may continue to do so. Extreme volatility in the future, including significant declines in the trading prices of digital assets, could have a material adverse effect on the value of digital asset-related investments. The value of digital asset-related investments is subject to a number of factors relating to the fundamental investment characteristics of the digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies such as the Bitcoin or Ethereum blockchain.
The opaque nature of the digital asset market poses asset verification challenges for market participants, regulators and auditors and gives rise to an increased risk of manipulation and fraud, including the potential for Ponzi schemes, bucket shops and “pump and dump” schemes. Digital assets have in the past been used to facilitate illicit activities. If a digital asset was used to facilitate illicit activities, businesses that facilitate transactions in such digital assets could be at increased risk of potential criminal or civil liability or lawsuits, or of having banking or other services cut off, and such digital asset could be removed from digital asset platforms. Any of the aforementioned occurrences could adversely affect the price of bitcoin or ether, the attractiveness of the Bitcoin Network or Ethereum Network, and digital asset-related investments.

If a malicious actor or botnet (a volunteer or hacked collection of computers controlled by networked software coordinating the actions of the computers) obtains control of more than 50% of the processing power dedicated to mining on the Bitcoin Network, it may be able to alter the Bitcoin blockchain on which transactions in bitcoin rely by constructing fraudulent blocks or preventing certain transactions from completing in a timely manner, or at all. The malicious actor or botnet could also control, exclude or modify the ordering of transactions. The largest bitcoin wallets are believed to hold, in the aggregate, a significant percentage of the bitcoins in circulation. Moreover, it is possible that other persons or entities control multiple wallets that collectively hold a significant number of bitcoins, even if they individually only hold a small amount, and it is possible that some of those wallets are controlled by the same person or entity. As a result of this concentration of ownership, large sales or distributions by such holders could have an adverse effect on the market price of bitcoin.

The slowing, stopping or reversing of the development of the Ethereum Network or the acceptance of ether may adversely affect the price of ether. Ether is subject to the risk of fraud, theft,
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manipulation or security failures, operational or other problems that impact ether trading venues. Additionally, if one or a coordinated group of validators were to gain control of 33% or more of staked ether, they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ether, they could halt payments. A significant portion of ether is held by a small number of holders sometimes referred to as “whales.” Transactions by these holders may influence the price of ether and these holders may have the ability to manipulate the price of ether.

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Risks Related to Utilization of Digital Assets as a Payment Network. Digital assets have only recently become selectively accepted as a means of payment by retail and commercial outlets, and use of bitcoins, ether or other digital asset tokens by consumers to pay such retail and commercial outlets remains limited. Banks and other established financial institutions may refuse to process funds for digital asset transactions; process wire transfers to or from digital asset platforms, digital asset-related companies or service providers; or maintain accounts for persons or entities transacting in digital assets.
In addition, as corresponding increases in throughput lag behind growth in the use of digital asset networks, average fees and settlement times may increase considerably. For example, each of the Bitcoin Network and Ethereum Network has been, at times, at capacity, which has led to increased transaction fees. Increased fees and decreased settlement speeds could preclude certain uses for bitcoin or ether (e.g., micropayments), and could reduce demand for, and the price of, bitcoin and ether. Digital asset transactions are typically not reversible without the consent and active participation of the recipient of the transaction. Once a transaction has been verified and recorded in a block that is added to a blockchain, an incorrect transfer or theft of the corresponding blockchain’s token generally will not be reversible and a holder of the corresponding blockchain’s token, such as a Digital Asset ETP, may not be capable of seeking compensation for any such transfer or theft.

●
Risks Related to the Digital Asset Markets. Bitcoin was the first digital asset to gain global adoption and critical mass, and as a result, it has a “first to market” advantage over other digital assets. Bitcoin is currently the largest digital asset by market capitalization and has the largest combined mining power. Despite this first to market advantage, there are thousands of alternative digital assets, including Ethereum, which is currently the second largest digital asset by market capitalization. In addition, many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms rather than open platforms like the Bitcoin Network or the Ethereum Network. Similarly, central banks have introduced digital forms of legal tender (“CBDCs”). Whether or not central banks incorporate blockchain or similar technology, CBDCs, as a form of legal tender in the issuing jurisdiction, could have an advantage in competing with, or replace, bitcoin, ether and other digital assets as a medium of exchange or store of value. Competing digital assets may adversely affect the value of bitcoin, ether and the Fund’s digital asset-related investments. Promoters of other digital assets claim that those digital assets have solved certain of the purported drawbacks of the Bitcoin Network and Ethereum Network, for example, allowing faster settlement times, reducing fees, or reducing electricity usage. If these digital assets are successful, such success could reduce demand for bitcoin or ether and adversely affect the value of bitcoin, ether and a Fund’s digital asset-related investments.
Moreover, in the past, flaws in the source code for digital assets have been exposed and exploited, including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying bitcoin or ether could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may
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be able to compromise the security of the Bitcoin Network or Ethereum Network or take a holder’s bitcoins or ether. Moreover, functionality of the Bitcoin Network and Ethereum Network may be negatively affected such that it is no longer attractive to users, thereby dampening demand for bitcoin.

●
Risks of Obtaining Exposure to Digital Asset ETPs. Digital Asset ETPs are not required to be registered as investment companies under the 1940 Act and, therefore, investments in such Digital Asset ETPs will not have the regulatory protections afforded by the 1940 Act to investors in registered investment companies. While no Fund currently intends to invest directly in Digital Asset ETPs, if a Fund acquires shares in a Digital Asset ETP, shareholders will bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of such Digital Asset ETP. Such expenses, both at the Fund level and acquired Digital Asset ETP level, would include management and advisory fees and the sponsor’s fee, as applicable, unless such fees have been waived by the sponsor.
The value of Digital Asset ETP shares relates directly to the value of their referenced token (e.g., bitcoin or ether), which may be highly volatile and subject to fluctuations due to a number of factors. Accordingly, the percentage of a Fund’s assets exposed to Digital Asset ETPs could fluctuate significantly as a result of the fluctuating value of bitcoin and ether.

If the process of creation and redemption of Digital Asset ETP shares encounters any unanticipated difficulties, the possibility for arbitrage transactions by Authorized Participants, which are intended to keep the price of Digital Asset ETP shares closely linked to the price of their referenced token, may not exist and, as a result, the price of Digital Asset ETP shares may fall or otherwise diverge from their NAV. The liquidity of Digital Asset ETP shares may also be affected by the withdrawal from participation of Authorized Participants. Security threats to a Digital Asset ETP’s account at its custodian could result in the halting of the Digital Asset ETP’s operations and a loss of Digital Asset ETP assets or damage to the reputation of the Digital Asset ETP, each of which could result in a reduction in the value of the Digital Asset ETP shares. Digital asset transactions are irrevocable, and stolen or incorrectly transferred tokens may be irretrievable. As a result, any incorrectly executed digital asset transactions by or on behalf of a Digital Asset ETP could adversely affect the value of its shares. A Digital Asset ETP is dependent on its custodian and prime execution agent to operate. If such custodian or prime execution agent fails to perform the services it provides to a Digital Asset ETP (which could be due to regulatory action, such as litigation initiated by the SEC), the Digital Asset ETP may be unable to operate or create or redeem shares, which could force the Digital Asset ETP to liquidate or adversely affect the price of its shares. Digital asset markets in the United States exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments in the U.S. or in foreign jurisdictions could significantly harm the value of referenced token or Digital Asset ETPs, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of digital assets, mining activity, digital wallets, the provision of services related to trading and custodying digital assets, the operation of the applicable ditigal asset network, or the digital asset markets generally.

Purchased Call Options

A purchased call option generally is a contract that gives the purchaser of the option (e.g., a Fund), in return for the premium paid, the right, but not the obligation, to buy from the writer (seller) of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the reference asset underlying the option (or delivery of a cash settlement price, in the case of certain options, such as index options and other cash-settled options).

The value of an options contract will reflect, among other things, the current market value of the reference asset, the time remaining until expiration, the relationship of the exercise price to the market price of the
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reference asset, the price volatility of the reference asset and general market and interest rate conditions. Options contracts may be listed on an exchange or traded in the over-the-counter (“OTC”) markets. Listed options are tri-party contracts (i.e., performance of the obligations of the purchaser and seller are guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates and differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation. The Funds may purchase both exchange-traded and OTC options to achieve their investment objectives.

FLEX Options are customizable options contracts that are listed on U.S. national securities exchanges and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the buyer for every seller and the seller for every buyer, with the goal of protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize assets and indices referenced by the options, exercise prices, exercise styles (i.e., American style or European style) and expiration dates, while achieving price discovery (i.e., determining market prices) in competitive, transparent auctions markets. Each FLEX Option entitles the holder thereof to purchase (for call options) or sell (for put options) the reference asset at the strike price.

Risks Associated with Purchasing Options. Purchasing options contracts may involve certain risks, as described below.

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Risks Related to Time Decay. The options purchased by a Fund are subject to time decay, meaning that, all else being equal, the time value component of an option’s price generally declines as its expiration date approaches. This decline may accelerate as expiration approaches, particularly for options that are at or near the money. As a result, a Fund’s purchased options may lose value even if the price of the corresponding Underlying Security remains unchanged or moves in the Fund’s favor. If a favorable price movement is insufficient to offset the effects of time decay and the premium paid, a Fund may incur a partial, substantial or total loss. An option that expires out of the money will expire worthless, resulting in the loss of the entire premium paid by a Fund for that option.

●
Risks Related to Underlying Price Movements. A Fund’s purchased call options may experience percentage losses substantially greater than the percentage decline in the corresponding Underlying Security. The sensitivity of an option’s value to changes in the price of the corresponding Underlying Security may also change significantly as that price changes and the option approaches expiration. Even if the price of the corresponding Underlying Security increases, a Fund may incur losses. An option that expires in the money may nevertheless result in a loss if its value at expiration is less than the premium paid and related transaction costs.

●
Risks Related to Implied Volatility. The value of options purchased by a Fund is affected by changes in their implied volatility, which reflects the market’s expectations regarding the magnitude of future price movements in the corresponding Underlying Security. All else being equal, a decrease in implied volatility generally reduces the value of purchased call options. Accordingly, a Fund’s purchased call options may lose value even if the price of the corresponding Underlying Security remains unchanged or moves in the Fund’s favor. Options purchased when implied volatility is elevated may be particularly vulnerable to losses if implied volatility subsequently declines. Longer-dated options and options that are at or near the money generally have greater sensitivity to changes in implied volatility.

●
Risks Related to Position Limits. Each of the exchanges on which a Fund’s exchange-traded options are traded has established limitations governing the maximum number of such exchange-traded options on the same underlying asset that may be bought or written by a single investor, whether
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acting alone or in concert with others (regardless of whether such exchange-traded options are held on the same or different exchanges or are held on one or more accounts, or through one or more brokers). Under these limitations, exchange-traded options positions of all investment companies advised by the Sub-Adviser are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of certain exchange-traded options positions and may impose other sanctions or restrictions. These position limits may restrict the number of exchange-traded options that the Sub-Adviser may buy or sell on behalf of a Fund.

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Risks Related to Options Liquidity. Even if an Underlying Security is actively traded, liquidity on the corresponding options market may be limited for options with particular strike prices or expiration dates. Liquidity may also deteriorate during periods of heightened volatility or market stress. Limited liquidity and wide bid-ask spreads may increase transaction costs and prevent a Fund from purchasing or replacing options at desired times or favorable prices. These risks may be greater when a Fund holds large positions relative to the available trading volume and market depth, as transactions may significantly affect option prices. The inability to close an option position before expiration may expose a Fund to further declines in its value, including the loss of the entire premium paid, and may impair a Fund’s ability to implement its PowerMaxx strategy.

[Commodity Exchange Act (“CEA”) Regulation and Exclusions. With respect to each Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the CEA and the rules of the CFTC and, therefore, the Adviser is not subject to CFTC registration or regulation as a CPO with respect to the Fund. In addition, with respect to each Fund, the Sub-Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require a Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts. Because the Adviser, the Sub-Adviser and the Funds intend to comply with the terms of the CPO exclusion, a Fund may, in the future, need to adjust its investment strategies, consistent with its investment goal, to limit its investments in these types of instruments. The Funds are not intended as vehicles for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s or Sub-Adviser’s reliance on these exclusions, or the Funds, their investment strategies, the Prospectus or this SAI.

Generally, the exclusion from CPO regulation on which the Adviser relies requires each Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, a Fund may not be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, a Fund no longer can satisfy these requirements, the Adviser would withdraw its notice claiming an exclusion from the definition of a CPO with respect to that Fund, and the Adviser would be subject to registration and regulation as a CPO with respect to a Fund, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to a Fund, the Fund may incur additional compliance and other expenses.]

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Other Investments, Investment Techniques and Risks

Borrowing. While the Funds do not intend to borrow money to achieve their investment objectives, each Fund may borrow money to the extent permitted under the 1940 Act, and the rules thereunder, as such statute and rules may be amended or interpreted from time to time by the SEC or its staff. Such borrowings are typically utilized (i) for temporary or emergency purposes, (ii) in anticipation of or in response to adverse market conditions, or (iii) for cash management purposes. All borrowings are limited to an amount not exceeding 33 1/3% of a Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation even if it is not advantageous to sell securities at that time. Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their account with the Custodian (as defined below). The Trust compensates the Custodian for such overdrafts by paying the Custodian an agreed upon rate.

Market Events Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of a Fund.

In addition, the outbreak of the novel strain of coronavirus, COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general. The ongoing effects of COVID-19 are unpredictable and may adversely impact the value and performance of a Fund, and its ability to buy and sell investments at appropriate valuations and/or achieve its investment objective.

Inflation Risk. Inflation risk is the risk that the value of assets or income from a Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of a Fund’s assets and distributions may decline.

Deflation Risk.  Deflation risk is the possibility that prices throughout the economy decline over time — the opposite of inflation. If inflation is negative, the principal and income of an inflation-linked investment will decline and could result in losses for a Fund.

Operational and Cyber Security Risk. Each Fund, its service providers, and other market participants depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect a Fund and its shareholders, despite the efforts of the Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks. For example, a Fund, and its service providers, may be susceptible to operational and information security risks resulting from cyber incidents.

In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks also may be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Adviser or Sub-Adviser or other service providers to the Trust, and the issuers of securities or other assets in which a Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial
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losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of the Fund’s shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While a Fund and its service providers have established business continuity plans in the event of, and systems designed to reduce the risks associated with, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.

In addition, power or communications outages, acts of God, information technology equipment malfunctions, operational errors (including, but not limited to, human error in the calculation of the rates applicable to a Fund’s Options Strategies), and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct a Fund’s operations. A Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. A Fund and its shareholders could be negatively impacted as a result. In addition, while a Fund and the Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures, such measures cannot address every possible risk and may be inadequate to address these risks.

Illiquid Investments and Restricted Securities. Illiquid investments are those that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Each Fund may invest up to 15% of its net assets in illiquid investments. Because illiquid investments may not be readily marketable, a Fund may not be able to dispose of them in a timely manner. As a result, a Fund may be forced to hold illiquid investments while their prices depreciate. Depreciation in the price of illiquid investments held by a Fund may cause its NAV to decline. An investment that is determined to be liquid may subsequently revert to being illiquid if not enough buyer interest exists.

Each Fund may also purchase Rule 144A securities sold to institutional investors without registration under the Securities Act, and commercial paper issued in reliance upon the exemption in Section 4(a)(2) of the Securities Act, for which an institutional market has developed. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer’s ability to honor a demand for repayment of the unregistered security. Restricted securities ordinarily can be sold by a Fund in secondary market transactions to certain qualified investors pursuant to rules established by the SEC, in privately negotiated transactions to a limited number of purchasers or in a public offering made pursuant to an effective registration statement under the Securities Act. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable amount of time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, a Fund might obtain a less favorable price than the price which prevailed when it decided to sell.

Investment Restrictions

Fundamental Investment Restrictions

Except as otherwise noted below, each Fund is subject to the following investment restrictions, which are fundamental and cannot be changed for the Fund without the vote of a majority of the outstanding voting securities of the Fund. The vote of a majority of the outstanding voting securities of a Fund means the vote of (i) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund, whichever is less.

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Each Fund:

(1)
May not borrow money or issue senior securities, except to the extent permitted by the 1940 Act, and the rules thereunder, as such statute and rules may be amended or interpreted from time to time by the SEC or its staff.

(2)
May not purchase or sell physical commodities, except to the extent permitted by the 1940 Act and any other governing statute, and by the rules and regulations thereunder, and by the SEC or other regulatory agency with authority over the Fund.

(3)
May not act as an underwriter of another issuer’s securities; provided, however, that this restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities or other assets, regardless of whether the Fund may be considered to be an underwriter under the Securities Act.

(4)
With respect to each of the Defiance BTC PowerMaxx ETF, Defiance ETH PowerMaxx ETF, Defiance EWY PowerMaxx ETF, Defiance GDX PowerMaxx ETF, Defiance GLD PowerMaxx ETF, Defiance MAGS PowerMaxx ETF, Defiance QQQ PowerMaxx ETF, Defiance SLV PowerMaxx ETF, Defiance SMH PowerMaxx ETF, Defiance SPY PowerMaxx ETF, and Defiance XLF PowerMaxx ETF, the following applies:

May not make investments that will result in the “concentration” (as that term may be defined or interpreted under the 1940 Act, and the rules thereunder, as such statute and rules may be amended or interpreted from time to time by the SEC or its staff) of its investments in a particular industry or group of industries, except that the Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent that the Underlying Security (as defined in the Fund’s Prospectus) is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

With respect to each of the other ETFs, the following applies:

May not make investments that will result in the “concentration” (as that term may be defined or interpreted under the 1940 Act, and the rules thereunder, as such statute and rules may be amended or interpreted from time to time by the SEC or its staff) of its investments in a particular industry or group of industries, except that the Fund will concentrate its investments in the industry in which the Underlying Security (as defined in the Fund’s Prospectus) is classified. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

(5)
May not purchase or sell real estate; provided, however, that the Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

(6)
May not lend any of its assets or make any other loan, except as permitted by the 1940 Act, and the rules thereunder, as such statute and rules may be amended or interpreted from time to time
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by the SEC or its staff; provided, however, that this restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

Explanatory Notes

The below notations are not considered to be part of a Fund’s fundamental investment restrictions and may be changed for the Fund without shareholder approval.

Unless otherwise indicated, all limitations under a Fund’s investment restrictions apply only at the time that a transaction is undertaken. Any change in the percentage of a Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund’s total assets will not require the Fund to dispose of an investment until the Adviser or Sub-Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences.

Portfolio Turnover

The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio holdings for the year by the monthly average value of the portfolio holdings owned during the reporting period, excluding securities whose maturities at the time of purchase were one year or less. The portfolio turnover rate of a Fund may vary greatly from year to year, as well as within a particular year, and may be affected by cash requirements for redemption of Shares and by requirements that enable the Fund to receive favorable tax treatment. High portfolio turnover rates will generally result in higher brokerage expenses and may increase the volatility of the Fund.

The Funds are newly organized, and, as of their most recent fiscal year end have not had any portfolio turnover.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied
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by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 under the Securities Act is only available with respect to transactions on an exchange.

The Adviser and/or its affiliates (each, as applicable, a “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) a Fund upon launch or thereafter, or may purchase Shares from broker-dealers or other investors that have previously provided “seed” for the Fund at its launch or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of a Fund, the Shares will be registered to permit their resale from time to time after purchase. A Fund will not receive any of the proceeds from the resale by the Selling Shareholders of these Shares.

Any such Selling Shareholder may sell all or a portion of the Shares owned by it and offered hereby from time to time directly or through one or more broker-dealers, and may also hedge such positions. The Shares may be sold on any national securities exchange on which the Shares are listed or quoted at the time of sale, in the over-the-counter market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected in transactions, which may involve crosses or block transactions. A Selling Shareholder may use any one or more of the following methods when selling Shares:

◾
ordinary brokerage transactions through brokers or dealers (who may act as agents or principals) or directly to one or more purchasers;
◾
privately negotiated transactions;
◾
through the writing or settlement of options or other hedging transactions, whether such options are listed on an options exchange or otherwise; and
◾
any other method permitted pursuant to applicable law.

A Selling Shareholder may also loan or pledge shares to broker-dealers that in turn may sell such Shares, to the extent permitted by applicable law. A Selling Shareholder may also enter into options or other transactions with broker-dealers or other financial institutions, or the creation of one or more derivative securities that require the delivery to such broker-dealer or other financial institution of Shares, which Shares such broker-dealer or other financial institution may resell.

A Selling Shareholder and any broker-dealer or agents participating in the distribution of Shares may be deemed to be “underwriters” within the meaning of Section 2(a)(11) of the Securities Act in connection with such sales. In such event, any commissions paid to any such broker-dealer or agent and any profit on the resale of the Shares purchased by them may be deemed to be underwriting commissions or discounts under the Securities Act.

Any such Selling Shareholder who may be deemed an “underwriter” within the meaning of Section 2(a)(11) of the Securities Act will be subject to the applicable prospectus delivery requirements of the Securities Act. As of the date of this SAI, a Fund is not aware of any Selling Shareholder that has a written or oral agreement or understanding, directly or indirectly, with any person to distribute Shares.  Upon a Fund being notified in writing by a Selling Shareholder that any material arrangement has been entered into with a broker-dealer for the sale of Shares through a block trade, special offering, exchange distribution or secondary distribution or a purchase by a broker or dealer, a Fund intends to supplement to this SAI, if required, pursuant to Rule 497 under the Securities Act, to disclose: (i) the name of such Selling Shareholder and of the participating broker-dealer(s); (ii) the number of Shares involved; (iii) the price at which such Shares were sold; (iv) the commissions paid or discounts or concessions allowed to such broker-dealer(s), where applicable; (v) that such broker-dealer(s) did not conduct any investigation to verify the information set out or incorporated by reference in the Fund’s Prospectus and SAI; and (vi) other facts material to the transaction.

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A Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the Exchange Act and the rules and regulations thereunder, including, without limitation, to the extent applicable, Regulation M of the Exchange Act, which may limit the timing of purchases and sales of any of the Shares by the Selling Shareholder and any other participating person. To the extent applicable, Regulation M may also restrict the ability of any person engaged in the distribution of Shares to engage in market-making activities with respect to the Shares. All of the foregoing may affect the marketability of the Shares and the ability of any person or entity to engage in market-making activities with respect to the Shares. There is a risk that the Selling Shareholder may redeem its investments in a Fund or otherwise sell its Shares to a third party that may redeem. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on a Fund.

Disclosure of Portfolio Holdings

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures regarding the disclosure of Fund portfolio holdings information (the “Disclosure Policy”) to protect the interests of Fund shareholders and to address potential conflicts of interest that could arise between the interests of shareholders and the interests of the Adviser, the Sub-Adviser or the Distributor, or any affiliated persons of those entities. Subject to the limited exceptions described below, the Trust will not make available to anyone non-public portfolio holdings information until such time as the information is made available to all shareholders or the general public.

As used in the Disclosure Policy and throughout this SAI, the term “portfolio holdings information” includes information with respect to the portfolio holdings of a Fund, including holdings that are derivatives, but does not include aggregate, composite or descriptive information that, in the reasonable judgement of the Trust’s Chief Compliance Officer (“CCO”), does not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading to the detriment of a Fund.

Each business day, portfolio holdings information will be provided to a Fund’s transfer agent or other agent for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee based subscription services to NSCC members and/or subscribers to those other fee based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading Shares in the secondary market. Information with respect to a Fund’s portfolio holdings is also disseminated daily online at www.defianceetfs.com.

The Distributor may also make available portfolio holdings information to other institutional market participants and entities that provide information services. This information typically reflects a Fund’s anticipated holdings on the following business day. Other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, portfolio holdings information that is not filed with the SEC or posted on the publicly available website online may be provided to third parties only in limited circumstances, as described below.

Consistent with current law, a Fund also releases complete portfolio holdings information each fiscal quarter through regulatory filings with no more than a 60-day lag.

Exceptions to the Disclosure Policy (to the extent not otherwise permitted pursuant to an exclusion) will be made only when: (1) the Trust’s CCO (or his or her designee) determines in writing that a Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public; (2) the recipient is subject to a duty of confidentiality pursuant to a signed non-disclosure agreement or subject to professional or ethical obligations not to disclose or otherwise improperly use the information, such as would apply to independent registered public accounting firms or legal counsel; (3) the release of such information would not otherwise violate the antifraud
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provisions of the federal securities laws or fiduciary duties owed to Fund shareholders; and (4) such disclosures is documented and reported to the Board on a quarterly basis.

Under the Disclosure Policy, the receipt of compensation by a Fund, the Adviser, the Sub-Adviser or any of their respective affiliates, as consideration for disclosing non-public portfolio holdings information will not be deemed a legitimate business purpose.

Each Fund has ongoing arrangements to distribute information about the Fund’s portfolio holdings information to the Fund’s third-party service providers described herein (e.g., investment advisers, independent registered public accounting firm, administrator, transfer agent and fund accounting agent, custodian and legal counsel). These organizations are required to keep such information confidential and are prohibited from trading based on the information, or otherwise using the information, except as necessary to provide services to a Fund. No compensation or other consideration is received by a Fund, the Adviser, the Sub-Adviser or any other party in connection with each such ongoing arrangements.

The Board exercises continuing oversight of the disclosure of a Fund’s portfolio holdings information by overseeing the implementation and enforcement of the Disclosure Policy and considering reports and recommendations by the Trust’s CCO concerning any material compliance matters that may arise in connection with the Disclosure Policy. The Board reserves the right to amend the Disclosure Policy at any time without prior notice in its sole discretion.

Trustees and Executive Officers of the Trust

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Trust. The Board, in turn, appoints the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series, as applicable. The current Trustees and officers of the Trust, their years of birth, position with the Trust, term of office with the Trust and length of time served, their principal occupation and other directorships held for the past five years, and the number of funds to which the Adviser serves as investment adviser (the “Fund Complex”) that are overseen by each Trustee are set forth below. The address of each Trustee and officer is [78 SW 7th Street, 5th Floor, Miami, Florida 33130].

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex[1] Overseen by Trustees	Other Directorships Held During Past Five Years
Independent Trustees of the Trust[2]
[______]	[______]	[______]	[______]	[______]	[______]
[______]	[______]	[______]	[______]	[______]	[______]
[______]	[______]	[______]	[______]	[______]	[______]

Interested Trustee of the Trust and Officers of the Trust
Matthew Bielski[3] (__)	Trustee, President and Principal Financial Officer	Since 2026	Chief Executive Officer, and Chairman of Defiance Group Holdings since 2018	[56]	None

[______]	[______]	[______]	[______]	[______]	[______]
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Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex[1] Overseen by Trustees	Other Directorships Held During Past Five Years
[______]	[______]	[______]	[______]	[______]	[______]

1	The “Fund Complex” includes each series of the Trust.
2	The Trustees of the Trust who are not “interested persons,” as defined under section 2(a)(19) of the 1940 Act, of the Trust (the “Independent Trustees”).
3	Matthew Bielski is an “interested person,” as defined by the 1940 Act, of the Trust because of his ownership in the Adviser.

Board Leadership Structure

The Board approves financial arrangements and other agreements between the Funds, on the one hand, and the Adviser or any of its affiliated parties, on the other hand. The Independent Trustees meet regularly as a group in executive session and with independent legal counsel. The Board has determined that the efficient conduct of the Board’s affairs makes it desirable to delegate responsibility for certain specific matters to various committees of the Board (each, a “Committee,” and, together, the “Committees”), as described below. The Committees meet as often as necessary or appropriate, either in conjunction with regular meetings of the Board or otherwise. The chair, if any, of each Committee is appointed by a majority of the Independent Trustees upon recommendation of the Committee. [__], serves as Chairman of the Board. The Board has appointed [__] to serve as Lead Independent Trustee. The Lead Independent Trustee has several primary purposes, such as (i) to serve as the leader of the Independent Trustees; (ii) to communicate regularly with the other Independent Trustees; and (iii) to communicate regularly with the Chair of the Board.

This structure is reviewed by the Board periodically, and the Board believes it to be appropriate and effective. The Board also completes an annual self-assessment during which it reviews its leadership and Committee structure, and considers whether its structure remains appropriate in light of a Fund’s current operations.

Each Trustee shall hold office for the lifetime of the Trust or until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor or, if sooner, until he or she dies, declines to serve, resigns, retires, is removed or is incapacitated. The Board may fill any vacancy on the Board provided that, after such appointment, at least two-thirds of the Trustees have been elected by shareholders. Any Trustee may be removed by the Board, with or without cause, by action of a majority of the Trustees then in office, or by a vote of shareholders at any meeting called for that purpose.

The Officers of the Trust are appointed by the Board, or, to the extent permitted by the Trust’s By-laws, by one or more officers or agents of the Trust with power to appoint any such subordinate officers, and each shall serve at the pleasure of the Board. Subject to the rights, if any, of an officer under any contract of employment, any officer may be removed from office with or without cause by the Board, or, to the extent permitted by the Trust’s By-laws, by any officer upon whom such power of removal shall have been conferred by the Board.

Committees of the Board

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The Board has two standing committees: the Audit Committee and the Nominating and Governance Committee. The function of each Committee is oversight. In addition, each Committee may from time-to-time delegate certain of its functions to a subcommittee comprised of members of the Board.

The Audit Committee has the responsibility, among other things, to: (i) oversee the accounting and financial reporting policies and practices of a Fund, the Fund’s internal control over financial reporting, and as the Committee deems appropriate, the internal controls of certain service providers; (ii) oversee the quality and objectivity of the Fund’s financial statements and the independent audits thereof; (iii) recommend the appointment of the Fund’s independent registered public accounting firm to the Board for the Board’s selection; (iv) act as a liaison between the Fund’s independent registered public accounting firm and the full board. The Audit Committee is composed of all of the Independent Trustees, and [___] serves as chairperson of the Audit Committee.

The responsibilities of the Nominating and Governance Committee, among other things, include to: (i) assist the Board in its review and oversight of governance matters; (ii) assist the Board with the selection and nomination of candidates to serve on the Board; (iii) periodically review the composition of the Board and the committees’ structures (iv) assist the Board in evaluating the support provided to the Board and its committees and members by management, counsel and other service providers to the Board; and (v) undertake such other responsibilities as may be delegated to the Committee by the Board. The Nominating and Governance Committee is composed of all of the Independent Trustees, and [___] serves as chairperson of the Nominating and Governance Committee.

The Nominating and Governance Committee may consider nominations for candidates to serve as Trustees made by Fund shareholders. Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust, which should include the biographical information and qualifications of the proposed nominee. The Committee may request any additional information deemed reasonably necessary for the Committee to evaluate such nominee.

Board Oversight of Risk Management

The Board’s role is one of oversight, including oversight of a Fund’s risks, rather than day-to-day management. The Board’s committee structure allows the Board to focus on risk management as part of its broader oversight of the operations of a Fund. While day-to-day risk management of a Fund is the Adviser’s responsibility, Trustees receive regular reports from the Trust’s CCO, the Adviser and the Trust’s various service providers regarding investment risks and compliance risks. These reports allow the Board to focus on various risks and their potential impact on a Fund. The Board has discussions with the Trust’s CCO and the Adviser, as well as the portfolio managers, regarding how they monitor and seek to control such risks. Additionally, the Trust’s CCO and other officers of a Fund regularly, and on an ad hoc basis, report to the Board on a variety of risk-related matters.

The Board has retained the Adviser as each Fund’s investment adviser. The Adviser is responsible for the day-to-day operation of the Fund. The Adviser has delegated certain of the investment operations of each Fund to the Sub-Adviser. The Adviser will be responsible for supervising the services provided by the Sub-Adviser, including risk management services.

Additionally, the Board meets periodically with the Trust’s CCO who reports to the Trustees regarding the compliance of a Fund with the federal securities laws and the internal compliance policies and procedures of the Fund. The Board also reviews the CCO’s annual report, including the CCO’ compliance risk assessments for a Fund.

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Trustees’ Qualifications and Experience

The Nominating and Governance Committee is responsible for identifying, evaluating and nominating trustee candidates. The Nominating and Governance Committee reviews the background and the educational, business and professional experience of trustee candidates and the candidates’ expected contributions to the Board. Trustees selected to serve on the Board are expected to possess relevant skills and experience, time availability and the ability to work well with the other Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s executive, business, consulting, and/or legal positions; experience from service as a director/trustee of other investment companies, public companies, or non-profit entities or other organizations; educational background or professional training or practice; and/or other life experiences.

The Board believes that each of the Trustees has the ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with each other, the Adviser, other service providers, Trust counsel and the independent registered public accounting firm; and to exercise effective business judgment in the performance of his or her duties. The following provides a brief summary of the information that led to the conclusion that each Trustee should serve as a Trustee of the Board.

Matthew Bielski has served as a trustee of the Trust since 2026. He is the Founder, Chief Executive Officer, and Chairman of Defiance Group Holdings, where he leads the firm’s overall strategy and vision. He also serves as Chief Executive Officer of Defiance ETFs and Executive Chairman of Defiance Analytics, overseeing growth and innovation. Matthew began his career as a Portfolio Analyst at ProShares, then served as an Investment Management Associate at BlackRock. He later became a Senior Vice President at Direxion ETFs before founding Defiance.

[__] has served as a trustee of the Trust since 2026.

[__] has served as a trustee of the Trust since 2026.

[__] has served as a trustee of the Trust since 2026.

References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Trustee Ownership of Fund Shares

The Funds are newly organized and therefore no trustee beneficially owned shares of the Fund as of the calendar year ended December 31, 2025.

Trustee Compensation

Independent Trustees shall each receive an annual salary of $[__] from the Trust and $[__] for the entire Fund Complex. The interested trustee does not receive compensation from the Trust for his service as a Trustee.

All Trustees are reimbursed for expenses in connection with each Board meeting attended, with this reimbursement allocated to the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Independent Trustees. Set forth below is the estimated rate of compensation to be received by the Independent Trustees for the initial fiscal period ending December 31, 2027.

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Name of Independent Trustee	Estimated Aggregate Compensation[1] From the Trust		Pension or Retirement Benefits Accrued as Part of Portfolio Expenses	Annual Benefits Upon Retirement	Estimated Total Compensation from the Trust and Fund Complex Paid to Trustees
[__]	$	[__]	[None]	[None]	$	[__]
[__]	$	[__]	[None]	[None]	$	[__]
[__]	$	[__]	[None]	[None]	$	[__]

[1]	Aggregate compensation is comprised of all applicable retainers and meeting fees, but does not include reimbursements for Trustee expenses.

Codes of Ethics

Federal law requires the Trust, each of its investment advisers (i.e., the Adviser with respect to a Fund) and the Distributor to adopt codes of ethics, which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Trust).

Proxy Voting Guidelines

[Federal law requires the Trust and each of its investment advisers (i.e., the Adviser with respect to a Fund) to adopt procedures for voting proxies (the “Proxy Voting Policy”) and to provide a summary or copy of the Proxy Voting Policy used to vote the securities held by a Fund. The Board has delegated responsibility for decisions regarding proxy voting for securities held by a Fund to the Adviser. Information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge (i) upon request, by calling [___], (ii) online at www.defianceetfs.com or (iii) on the SEC’s website at www.sec.gov. A copy of such Proxy Voting Policy is attached as Appendix A to this SAI.]

Investment Advisory and Other Services

Investment Adviser

Defiance ETFs, LLC serves as each Fund’s investment adviser and has overall responsibility for the general management and administration of each Fund. The Adviser is located at 78 SW 7th Street, 5th Floor, Miami, Florida 33130. The Adviser was founded in 2018 and arranges for sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. The Adviser provides investment advisory services to ETFs, including the Funds.

The Adviser provides oversight of the Fund’s Sub-Adviser, monitoring of the Sub-Adviser’s buying and selling of securities for the Funds, and review of the Sub-Adviser’s performance.

For the services provided under the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser receives from each Fund an annual fee, which is calculated daily and paid monthly, equal to [__]% of the average daily net assets of each Fund (the “Advisory Fee”). The Advisory Fee is structured as a “unified fee.” Accordingly, in consideration of the fees paid with respect to a Fund, the Adviser has agreed to pay all of the ordinary operating expenses of the Fund, except for the following expenses, each of which
27

is paid by the Fund: [the Advisory Fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.] The Adviser, in turn, compensates the Sub-Adviser from the Advisory Fee it receives.

The Advisory Agreement with respect to the Funds will continue in force for an initial period of two years. Thereafter, the Advisory Agreement will be renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Adviser or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or the Adviser.

The Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

The Funds are newly organized, and, as of the most recent fiscal year end have not paid any investment advisory fees.

Sub-Adviser

Milliman Financial Risk Management LLC, located at 71 S. Wacker Drive, 31st Floor, Chicago, IL 60606, serves as investment sub-adviser to each Fund. The Sub-Adviser is a wholly owned subsidiary of Milliman, Inc. The Sub-Adviser provides investment advisory, hedging, and consulting services on approximately $[___] billion in assets as of [______], 2026. The Sub-Adviser has responsibility for managing each Fund’s investment program in pursuit of its investment objective pursuant to a Sub-Advisory Agreement (the “Sub-Advisory Agreement”).

Pursuant to the Sub-Advisory Agreement, the Adviser has agreed to pay an annual sub-advisory fee to the Sub-Adviser in an amount based on each Fund’s average daily net assets (the “Sub-Advisory Fee”). The Adviser is responsible for paying the entirety of the Sub-Advisory Fee. The Funds do not directly pay the Sub-Adviser.

Portfolio Managers

The portfolio managers are primarily responsible for the day-to-day management of the Funds. There are currently [__] portfolio managers, each of which is an employee of the Sub-Adviser: [________]. Prior to the Trust’s most recent fiscal year end, the Funds had not commenced operations and, therefore, none of the portfolio managers beneficially owned any shares of the Funds.

The portfolio managers are paid competitive salaries by the Sub-Adviser. In addition, they may receive bonuses based on qualitative considerations, such as an individual’s contribution to the organization, and performance reviews in relation to job responsibilities.

The portfolio managers have day-to-day management responsibilities with respect to other investments accounts and, accordingly, may be presented with potential or actual conflicts of interest. The management of other accounts may result in the portfolio manager devoting unequal time and attention to the management of the Funds and/or other accounts.

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With respect to securities transactions for the Funds, the Sub-Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for a Fund and other accounts, orders are placed at the same time. The Sub-Adviser uses its best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The Sub-Adviser generally allocates trades on the basis of assets under management so that the securities positions represent equal exposure as a percentage of total assets of each client. A Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized. If an aggregated trade order is not substantially filled, it will generally be allocated pro rata.

The portfolio managers manage the investment vehicles with the number of accounts and assets, as of [__________], set forth in the table below. None of the accounts managed by the portfolio managers pay an advisory fee that is based upon the performance of the account.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
[_______________]	[__]	$[__]	[__]	$[__]	[__]	$[__]
[_______________]	[__]	$[__]	[__]	$[__]	[__]	$[__]
[_______________]	[__]	$[__]	[__]	$[__]	[__]	$[__]
[_______________]	[__]	$[__]	[__]	$[__]	[__]	$[__]

Transfer Agent and Fund Accounting Agent

[___________] (“[__]”), located at [__________], serves as transfer agent for the Funds pursuant to a transfer agent servicing agreement and as Fund accounting agent pursuant to a fund accounting servicing agreement.

Administrator

[__] serves as the administrator for the Funds pursuant to a fund administration servicing agreement (the “Fund Administration Servicing Agreement”). Under the Fund Administration Servicing Agreement, [__] is obligated, on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust. [__] generally will assist in many aspects of the Trust’s and the Funds’ operations, including accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), assisting in preparing reports to shareholders or investors, assisting in the preparation and filing of tax returns, supplying financial information and supporting data for reports to and filings with the SEC, and supplying supporting documentation for meetings of the Board.

Prior to the Trust’s most recent fiscal year ended, the Funds had not commenced operations and thus had paid no administrative services fees pursuant to the Fund Administration Servicing Agreement.

Custodian

[___________] (“Custodian”), located at [___________], serves as the Custodian for the Funds pursuant to a custody agreement (the “Custody Agreement”). The Custodian holds the Funds’ assets, among other duties. Under the Custody Agreement, the Custodian is also authorized to appoint certain foreign custodians for Fund investments outside of the United States.

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Legal Counsel

Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, PA 19103, serves as the Trust’s legal counsel.

Independent Registered Public Accounting Firm

[___________________], has been selected as the independent registered public accounting firm for the Trust. As such, they are responsible for auditing the Funds’ annual financial statements.

Securities Lending

Subject to certain investment restrictions, the Funds may, subject to Board approval, lend securities from its portfolio to brokers, dealers and financial institutions deemed creditworthy and receive, as collateral, cash or cash equivalents, which, at all times while the loan is outstanding, will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities that will increase the current income of a Fund lending its securities.

A Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights and subscription rights. While a securities loan is outstanding, a Fund is to receive an amount equal to any dividends, interest or other distributions with respect to the loaned securities. A Fund may pay reasonable fees to persons unaffiliated with the Trust for services in arranging such loans.

Even though securities lending usually does not impose market risks on the lending Fund, as with any extension of credit, there are risks of delay in recovery of the loaned securities and in some cases loss of rights in the collateral should the borrower of the securities fail financially. In addition, the value of the collateral taken as security for the securities loaned may decline in value or may be difficult to convert to cash in the event that a Fund must rely on the collateral to recover the value of the securities. Moreover, if the borrower of the securities is insolvent, under current bankruptcy law, a Fund could be ordered by a court not to liquidate the collateral for an indeterminate period of time. If the borrower is the subject of insolvency proceedings and the collateral held might not be liquidated, the result could be a material adverse impact on the liquidity of the lending Fund.

As of the date of this SAI, the Funds have not engaged in any securities lending activities.

Distribution and Servicing of Shares

[____________], located at [_____________], serves as underwriter for the Funds in the continuous distribution of its Shares pursuant to a Distribution Agreement (the “Distribution Agreement”). Unless otherwise terminated, the Distribution Agreement will continue for an initial period of two years and from year to year thereafter for successive annual periods, if such continuance is approved at least annually by (i) the Board or by the vote of a majority of the outstanding shares of a Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor is not affiliated with the Trust, the Adviser or the Sub-Adviser.

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Distribution Plan

The Trust has adopted a Distribution Plan under Rule 12b-1 (“Rule 12b-1 Plan”) of the 1940 Act with respect to the Shares. The Rule 12b-1 Plan permits a Fund to pay the Distributor, as the Fund’s principal underwriter, for expenses associated with the distribution of Shares. Under the Rule 12b-1 Plan, a Fund is authorized to pay the Distributor an annual fee of 0.25% of the average daily net assets of the Shares.

No Rule 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing Shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing Shares with other types of sales charge arrangements.

As required by Rule 12b-1, the Rule 12b-1 Plan was approved by the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan (the “12b-1 Plan Independent Trustees”). The Rule 12b-1 Plan may be terminated for the Shares by vote of a majority of the 12b-1 Plan Independent Trustees, or by vote of a majority of the outstanding Shares. Any change in the Rule 12b-1 Plan that would materially increase the amount to be spent for distribution requires shareholder approval. If such fees are ever paid by a Fund, the Trustees will review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Rule 12b-1 Plan may be amended by vote of the Trustees, including a majority of the 12b-1 Plan Independent Trustees, cast at a meeting called for that purpose. All agreements with any person relating to the implementation of the Rule 12b-1 Plan may be terminated for a Fund at any time on 60 days’ written notice without the payment of any penalty, by vote of a majority of the 12b-1 Plan Independent Trustees or by a vote of the majority of the outstanding Shares. The Rule 12b-1 Plan will continue in effect for successive one-year periods; provided, however, that each such continuance is specifically approved by the vote of a majority of the Board, and the Rule 12b-1 Plan Independent Trustees, cast at a meeting called for that purpose.

Payments to Financial Intermediaries

The Adviser, the Sub-Adviser and/or their respective affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds. Additionally, the Adviser, the Sub-Adviser and/or their respective affiliates may pay, out of their own resources, amounts to financial intermediaries for assistance with communication, distribution of materials and other services for their clients that are shareholders of a Fund, or for other services in connection with the organization or operation of the Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Brokerage Allocation and Other Practices

Brokerage Allocation

An investment adviser has a fiduciary duty to engage in brokerage practices that are in the best interests of its clients and to place the interests of its clients above all other interests in the broker selection process. Accordingly, the Sub-Adviser has an obligation to seek to obtain the “best execution” for the Funds’ transactions. “Best execution” is defined as the most favorable execution possible, considering such factors as the broker’s services, research provided, commissions charged, volume discounts offered, execution capability, reliability and responsiveness of the broker-dealer. The Sub-Adviser may test the execution quality of the broker-dealer to which the Sub-Adviser submitted the trade. This may include comparing a sample of executed equity trades and the prices that were in the market at the time of the trade (e.g., by comparing it to a third-party pricing source). In selecting a broker for each specific transaction, the Sub-Adviser uses its best judgment to choose the broker most capable of providing the brokerage services
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necessary to obtain “best execution.” The full range and quality of brokerage services available will be considered in making these determinations. Such services may consist of the following: (i) trading capabilities, including execution speed and ability to provide liquidity; (ii) commissions and/or fees both in aggregate and on a per share basis; (iii) capital strength and stability; (iv) settlement processing; (v) use of technology and other special services; (vi) responsiveness, reliability, and integrity; and, if applicable, (vii) the nature and value of research provided. The Sub-Adviser will consider total transaction costs when selecting brokers for trade execution. Total transaction costs include: (i) market impact cost; (ii) lost opportunity to trade cost; (iii) time-to-market cost; (iv) commissions on agency trades or the spreads on principal trades; and (v) bid-ask spread.

Prior to the Trust’s most recent fiscal year end, the Funds had not commenced operations and thus had paid no brokerage commissions.

Soft Dollars

As a matter of policy, the Sub-Adviser does not intend to maintain any soft dollar arrangements. The Sub-Adviser may receive research on the economy, options contracts, flows and conditions from many broker-dealers. This information is commonly distributed by many broker-dealers to many market participants, is not associated with particular transactions, and does not obligate the Sub-Adviser to trade with any particular broker-dealer. As these items are made readily available by many broker-dealers to many market participants and they do not affect the Adviser’s selection of a particular broker-dealer for a specific transaction, the Sub-Adviser does not believe that it has conflicts of interest related to soft dollars in the case of Fund transactions.

Prior to the Trust’s most recent fiscal year end, the Funds had not commenced operations and thus had paid no soft dollar commissions.

Affiliated Brokers

Prior to the Trust’s most recent fiscal year end, the Funds had not commenced operations and thus had paid no brokerage commissions to affiliated broker-dealers.

Purchases and Redemptions of Creation Units

Each Fund issues and sells Shares only in Creation Units on a continuous basis through the Distributor, at their NAV next determined after receipt, on any Business Day, for an order received in proper form. The processes for purchasing and redeeming Creation Units are described below.

Purchases of Creation Units

Fund Deposit. Under normal circumstances, the consideration for purchase of a Creation Unit of a Fund generally consists of an in-kind deposit of Deposit Securities and a Cash Component computed as described below, plus, in either case, a creation transaction fee as described below in the section entitled “Creation Transaction Fee.” The Deposit Securities and the Cash Component, as applicable, constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The Cash Component is comprised of a “Balancing Amount” as well as any cash in lieu of securities (as described below). The Balancing Amount is equal to the difference between the NAV of the Shares (per Creation Unit) and the market value of the Deposit Securities. If the Balancing Amount is a positive number (i.e., the NAV attributable to a Creation Unit exceeds the market value of the Deposit Securities), the Balancing Amount will be such positive amount. If the Balancing Amount is a negative number (i.e., the NAV attributable to a Creation Unit is less than the market value of the Deposit Securities), the Balancing Amount will be such negative amount, and the creator will be entitled to receive cash from a Fund in an amount equal to the Balancing Amount. The Balancing Amount serves the function of
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compensating for any differences between the NAV attributable to a Creation Unit and the market value of the Deposit Securities.

The Cash Component will generally include cash in lieu of securities: (1) in the case of bonds, for minor differences when it is impossible to break up bonds beyond certain minimum sizes needed for transfer and settlement; (2) for minor differences when rounding is necessary to eliminate fractional shares or lots that are not tradeable round lots (i.e., the standard unit of trading in that particular type of security in its primary market); or (3) if, on a given Business Day, a Fund requires all Authorized Participants purchasing or redeeming Creation Units on that day to deposit or receive (as applicable) cash in lieu of certain portfolio holdings solely because: (i) such portfolio holdings are not eligible for transfer either through the NSCC or the DTC; (ii) if the Fund holds non-U.S. securities, such non-U.S. securities are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances; or (iii) “To Be Announced” (“TBA”) transactions, short positions, derivatives and other positions that cannot be transferred in kind (including instruments that can be transferred in kind only with the consent of the original counterparty to the extent the Fund does not seek such consents).

A Fund, through the NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of Shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of Shares of the Deposit Securities required for the Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events, as applicable, are reflected from time to time by the Adviser with a view to the investment objective of the Fund. In addition, the Trust reserves the right to (i) utilize an all-cash basket; (ii) permit or require a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery, that may not be eligible for trading by an Authorized Participant or the investor for which it is acting, or that is a non-U.S. holding, which, if transferred, would result in unfavorable tax treatment to the recipient of such Deposit Security; (iii) utilize a secondary basket that differs from the initial creation basket used in transactions on that same Business Day; or (iv) utilize a basket that is composed of a non-representative selection of a Fund’s portfolio holdings.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of the Fund Deposit, a Fund, through the NSCC, also makes available on each Business Day the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund.

Procedures for Purchasing Creation Units. To be eligible to place orders to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of NSCC (the “Clearing Process”) or a clearing agency that is registered with the SEC, or (ii) a DTC Participant (see the section entitled, “Book-Entry Only System” below) and, in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participant Agreement”). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement to transact in Shares. All Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to purchase Creation Units must be placed for one or more Creation Unit size aggregations of Shares. All orders to purchase Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the
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Distributor no later than 4:00 p.m. Eastern time (“Order Cut-Off Time”), in each case on the date such order is placed in order for the purchase of Creation Units to be effected based on the NAV of Shares as next determined on such date after receipt of the order in proper form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement (see the sections entitled, “Placement of Creation Orders Using the Clearing Process” and “Placement of Creation Orders Outside the Clearing Process” below). Severe economic or market disruptions or changes, or telephone or other communication failures, may impede the ability to reach the Distributor or an Authorized Participant.

Orders to purchase Creation Units of a Fund will be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, in such instances, orders to purchase Creation Units of a Fund will need to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Order Cut-Off Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal of the Deposit Securities by a DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the broker or depository institution effectuating the transfer of Deposit Securities and the Cash Component.

Placement of Creation Orders Using the Clearing Process. The Clearing Process is the process of purchasing or redeeming Creation Units through the Continuous Net Settlement System of NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Trust’s transfer agent to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s purchase order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to a Fund, together with such additional information as may be required by the Distributor. An order to purchase Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Order Cut-Off Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant that wishes to place an order to purchase Creation Units outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the purchase of Creation Units will instead be effected through a transfer of Deposit Securities and a Cash Component directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than [11:00 a.m., Eastern time], of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination will be final and binding. Cash equal to the Cash Component must be transferred directly to the Trust through the Federal Reserve wire system in a timely manner so as to be received by the Trust no later than [2:00 p.m., Eastern
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time], on the next Business Day immediately following such Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Order Cut-Off Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Trust does not receive both the requisite Deposit Securities and the Cash Component by the times specified above, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of a Fund. The delivery of Creation Units of a Fund so created will occur no later than the Business Day following the day on which the purchase order is deemed received by the Distributor.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component plus (ii) [___%] of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order will be deemed to be received on the Business Day on which the order is placed, provided that the order is placed in proper form prior to the Order Cut-Off Time on such date and federal funds in the appropriate amount are deposited with the Trust by [11:00 a.m., Eastern time], the following Business Day. If the order is not placed in proper form by the Order Cut-Off Time, or federal funds in the appropriate amount are not received by the time specified above, then the order may be deemed to be rejected and the investor will be liable to the Trust for losses, if any, resulting therefrom. An additional amount of cash will be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to [___%] of the daily mark-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by [1:00 p.m., Eastern time], on the Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a mark-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Trust or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. The delivery of Creation Units of a Fund so created will occur no later than the Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Units. The Trust reserves the right to reject a creation order transmitted to it by the Distributor in respect of a Fund for any legally permissible reason if (a) the Trust determines that the order is not in proper form; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (c) the Deposit Securities delivered are not as disseminated through the facilities of the Exchange for that date by the Trust, as described above; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (e) as a result of circumstances outside the control of the Trust, the Distributor and the Adviser make it, for all practical purposes, impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, facsimile or computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC or any other participant in the creation process; and similar extraordinary events. The Distributor will notify the Authorized Participant of its rejection of such order. The Trust, the Transfer Agent and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor will any of them incur any liability for the failure to give any such notification.

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All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered will be determined by the Trust, and the Trust’s determination will be final and binding.

Creation Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in creation transactions, investors will be required to pay a fixed creation transaction fee, assessed per transaction in the amount of $[____]. In the case of cash creations or where a Fund permits or requires an Authorized Participant to substitute cash in lieu of depositing a portion of the Deposit Securities, the Authorized Participant may be assessed an additional variable charge to compensate the Fund for the costs associated with purchasing the applicable securities.

From time to time and for such periods as the Adviser may deem appropriate, the Adviser, upon delegated authority from the Board, may increase, decrease or otherwise modify the transaction fee for the purchase of Shares, to an amount that, in its judgment, is necessary or appropriate to recoup for a Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a purchase of a Creation Unit may be charged a fee for such services.

Redemptions of Creation Units

Redemptions. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor and a Fund and only on a Business Day. The Trust will not redeem Shares in amounts less than Creation Units, except as otherwise permitted by the 1940 Act or as determined by the Board. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by a Fund. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit for redemption. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

A Fund, through the NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the Deposit Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. A Fund may, in its sole discretion, provide such redeemer a basket of cash and/or securities which differs from the exact composition of the Deposit Securities but does not differ in NAV. Deposit Securities received on redemption may not be identical to Deposit Securities that are applicable to purchases of Creation Units.

The composition of any redemption proceeds will normally be the same as the composition of the Fund Deposit, as described above, less a redemption transaction fee as described below in the section entitled “Redemption Transaction Fee.” The identity and number of Shares of the Deposit Securities required for redemptions changes as rebalancing adjustments and corporate action events, as applicable, are reflected from time to time by the Adviser with a view to the investment objective of a Fund. In addition, the Trust reserves the right to (i) utilize an all-cash basket; (ii) permit or require a cash in lieu amount to be added to the Cash Component to replace any Deposit Security that may not be eligible for trading by an Authorized Participant or the investor for which it is acting, or that is a non-U.S. holding, which, if transferred, would result in unfavorable tax treatment to the recipient of such Deposit Security; (iii) utilize a secondary basket that differs from the initial redemption basket used in transactions on that same Business Day; or (iv) utilize a basket that is composed of a non-representative selection of a Fund’s portfolio holdings.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Trust not later than the Order Cut-Off Time on such
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Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of a Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by a Fund after the Order Cut-Off Time will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Deposit Securities and the Cash Component will be transferred by the Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant that wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Trust not later than the Order Cut-Off Time on such Transmittal Date; (ii) such order is accompanied or proceeded by the requisite number of Shares of a Fund and the Cash Component specified in such order, which delivery must be made through DTC to the Trust not later than [11:00 a.m. and 2:00 p.m., respectively, Eastern time], on the next Business Day following such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Deposit Securities, which are expected to be delivered within one Business Day, and the Cash Component to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

The calculation of the value of the Deposit Securities and the Cash Component to be delivered upon redemption will be made by the Trust according to the procedures set forth under the section entitled “Pricing of Shares,” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Trust by a DTC Participant not later than the Order Cut-Off Time on the Transmittal Date, and the requisite number of Shares are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Deposit Securities and the Cash Component to be delivered will be determined by the Trust on such Transmittal Date. In the event that the requisite number of Shares are not delivered to the Custodian prior to the DTC Cut-Off-Time, the Trust may deliver the Deposit Securities notwithstanding such deficiency in reliance on the undertaking of the Authorized Participant to deliver the missing Shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery, prior to the DTC Cut-Off-Time, and subsequent maintenance of collateral consisting of cash having a value at least equal to [___%] of the value of the missing Shares (the “Cash Collateral”). If, however, a redemption order is submitted to the Trust by a DTC Participant not later than the Order Cut-Off Time on the Transmittal Date but either (1) the requisite number of Shares of a Fund (including any Cash Collateral) are not delivered by the DTC Cut-Off-Time as described above or (2) the redemption order is not submitted in proper form, then the redemption order may be deemed to be rejected and the investor will be liable to the Trust for losses, if any, resulting therefrom. In such case, the value of the Deposit Securities and the Cash Component to be delivered will be computed on the Business Day that such order is received in good order by the Trust, i.e., the Business Day on which the Shares (including any Cash Collateral) are delivered through DTC to the Trust by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Deposit Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which a Fund may,
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in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Deposit Securities).

Redemptions of Shares for Deposit Securities will be subject to compliance with applicable federal and state securities laws, and the Trust (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Deposit Securities upon redemptions or could not do so without first registering the offering and sale of the Deposit Securities under such laws. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular security included in the Deposit Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the Shares’ NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Redemption Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in redemption transactions, investors will be required to pay a fixed redemption transaction fee, assessed per transaction in the amount of $[___]. Redemptions of Creation Units for cash are required to pay an additional variable charge of 2% (measured as a percentage of the NAV attributable to each Creation Unit), which is inclusive of the fixed transaction fee, to compensate a Fund for brokerage and market impact expenses relating to disposing of portfolio securities.

Where Shares are redeemed for cash, the redemption transaction fee will be deducted from such redemption proceeds. From time to time and for such periods as the Adviser may deem appropriate, the Adviser, upon delegated authority form the Board, may increase, decrease or otherwise modify the transaction fee for the redemption of Shares, to an amount that, in its judgment, is necessary or appropriate to recoup for a Fund the costs it may incur as a result of such redemptions, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares. The redemption transaction fee will be limited in accordance with requirements of the SEC applicable to management investment companies offering redeemable securities (currently 2% of the value of the Shares redeemed). Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.

Securities Settlements for Redemptions. The Trust generally intends to pay for redemptions of Creation Units on a basis of “T” (i.e., trade date) plus one business day. The Trust may pay for redemptions of Creation Units on a basis other than T plus one in order to accommodate holiday schedules, to account for treatment by U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. In addition to holidays, other unforeseeable closings in a market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period. The securities delivery cycles currently practicable for transferring foreign portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, may require a delivery process longer than the standard settlement period. Pursuant to SEC rule, a Fund will be required to deliver such foreign portfolio securities in not more than 15 calendar days. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes
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in securities delivery practices, could affect the information set forth herein at some time in the future and longer (worse) redemption periods are possible.

Pricing of Shares

The offering price of Shares is based on a Fund’s NAV per Share. A Fund determines its NAV per Share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of Shares outstanding. A Fund determines its NAV per Share as of close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open for regular trading. If the NYSE closes early on a valuation day, the Fund shall determine NAV as of that time.

To the extent that a Fund’s investments are traded in markets that are open when the NYSE is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed. In addition, a Fund reserves the right to not determine NAV when: (i) the Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of the Fund’s portfolio do not affect the Fund’s NAV.

The Board has adopted Pricing and Valuation Procedures (the “Valuation Procedures”) to be used by the Board for valuing all securities and other assets held by a Fund, including those for which market quotations are not readily available or are deemed not to be reliable, in accordance with the Valuation Procedures. [Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Sub-Adviser to serve as the valuation designee to perform the fair value determination relating to any or all Fund investments. As valuation designee, the Sub-Adviser has established a pricing committee comprised of representatives of the Sub-Adviser (the “Pricing Committee”) to provide input to the Sub-Adviser in making fair value determinations in accordance with the Valuation Procedures.]

Portfolio securities are generally valued utilizing prices provided by independent pricing services. The Board has authorized the Funds and [__], the Funds’ accounting agent, to use prices provided by certain pricing service vendors (each, a “Pricing Service”) as described below.

Equity Securities and Options. Equity securities and options contracts, for which accurate and reliable market quotations are readily available, will be valued by [__] as described below:

A.
Equity securities, including shares of ETFs, listed on any national or foreign exchange (excluding the Nasdaq National Market (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded, or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities.

B.
Exchange-traded options will be valued at a market-based price provided by the exchange on which the options contracts are traded at the official close of that exchange’s trading date. If the exchange on which an options contract is traded is unable to provide a market price, exchange-traded options prices will be provided by a model-pricing provider. Otherwise, the value of an options contract will be determined by the Pricing Committee in accordance with the Valuation Procedures.

C.
Securities and other assets, including options contracts, traded in the OTC market are valued at the mean of the most recent bid and the asked price, if available, or otherwise at their closing bid price.

D.
Redeemable securities issued by mutual funds shall be valued at the mutual fund’s applicable NAV.

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[__] will obtain all market quotations used in valuing equity securities from a Pricing Service. If no quotation can be obtained from a Pricing Service, then [__] will contact the Pricing Committee. The Pricing Committee is responsible for establishing valuation of portfolio securities and other instruments held by a Fund in accordance with the Valuation Procedures. The Pricing Committee will then attempt to obtain one or more broker quotes for the security daily and will value the security accordingly.

If no quotation is available from either a Pricing Service, or one or more brokers, or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied, the Pricing Committee must determine if a “fair value” of such portfolio security or other asset must be provided pursuant to the Valuation Procedures.

Fixed Income Securities. Subject to the special pricing situations set forth below, fixed income securities will be valued by [__] as follows:

A.
Fixed income securities will be valued using a Pricing Service.

B.
Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

(i)
the credit conditions in the relevant market and changes thereto;

(ii)
the liquidity conditions in the relevant market and changes thereto;

(iii)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

(iv)
issuer-specific conditions (such as significant credit deterioration); and

(v)
any other market-based data the Pricing Committee considers relevant. In this regard, the Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

C.
Repurchase agreements will be valued as follows: Overnight repurchase agreements will be valued at cost. Term repurchase agreements (i.e., those whose maturity exceeds seven days) will be valued by the Pricing Committee at the average of the bid quotations obtained daily from at least two recognized dealers.

[__] will obtain all pricing data for use in valuing fixed income securities from a Pricing Service, or, if no price is available from a Pricing Service, then [__] will contact the Pricing Committee, which will attempt to obtain one or more broker quotes from the selling dealer or financial institution for the security daily and will value the security accordingly. If the Pricing Committee has reason to question the accuracy or reliability of a price supplied or the use of the amortized cost methodology, the Pricing Committee must determine if a “fair value” of such portfolio security or other asset must be provided pursuant to the Valuation Procedures. From time to time, the Pricing Committee will request that [__] submit price challenges to a Pricing Service, usually in response to any updated broker prices received.

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Additional Information Concerning the Trust

Description of Shares

Shares represent an interest in a Fund’s securities and other assets and in its profits or losses. Each fractional Share has the same rights, in proportion, as a full Share of the Fund. The Board may change the designation of a Fund and may increase or decrease the numbers of Shares but may not decrease the number of Shares below the number of Shares then outstanding.

Except as described below, all Shares will have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. If multiple classes of Shares are ever issued, the only differences between classes will be (a) each class may be subject to different expenses specific to that class; (b) each class will have a different identifying designation or name; and (c) each class will have exclusive voting rights with respect to matters solely affecting that class. If share classes were ever issued, a Fund does not anticipate that there would be any conflicts between the interests of holders of different classes of its Shares by virtue of those classes.

Each issued and outstanding Share is entitled to participate equally in dividends and other distributions declared by a Fund and, upon liquidation or dissolution, in the net assets of the Fund remaining after satisfaction of outstanding liabilities. Shares, when issued, are fully paid and nonassessable.

The Trust does not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval, will be presented to shareholders at a meeting called by the Board for such purpose.

Special meetings of shareholders may be called for any purpose upon receipt by the Trust of a request in writing signed by shareholders owning not less than 25% of the total combined votes of all shares of the Trust issued and outstanding, as provided in the Agreement and Declaration of Trust (the “Declaration of Trust”) and By-laws of the Trust. There normally will be no meeting of the shareholders for the purpose of electing Trustees unless, and until such time as, the Trustees then in office call a shareholders’ meeting for that purpose. To the extent that Section 16(c) of the 1940 Act applies to a Fund, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders owning at least 10% of the aggregate number of votes to which shareholders of a Fund are entitled, as provided in the Declaration of Trust and By-laws of the Trust.

The Declaration of Trust provides that each shareholder, by virtue of having become a shareholder of the Trust, shall be bound by the terms of the Declaration of Trust. The Declaration of Trust provides a detailed process for the bringing of derivative actions by shareholders for claims other than U.S. federal securities law claims beyond the process otherwise required by law. This process is intended to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration of Trust details conditions that must be met with respect to the demand. Following receipt of the demand, the Trustees must be afforded a reasonable amount of time to consider and investigate the demand. The Trustees will be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action. The Trust’s process for bringing derivative suits may be more restrictive than other investment companies. The process for derivative actions for the Trust also may make it more expensive for a shareholder to bring a suit than if the shareholder was not required to follow such a process.

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The Declaration of Trust also requires that actions by shareholders against the Trust or a Fund, except for actions under the U.S. federal securities laws to the extent that any such federal securities laws, rules or regulations, do not permit the application of the Declaration of Trust provisions, be brought only in the United States District Court for the Southern District of New York or, solely with respect to matters relating to the organization or internal affairs of the Trust or as otherwise required by law, in the Court of Chancery of the State of Delaware to the extent there is subject matter jurisdiction in such court for the claims asserted or, if not, then in the Superior Court of the State of Delaware (collectively, the “Exclusive Jurisdictions”), and that the right to jury trial be irrevocably waived to the fullest extent permitted by law. Other investment companies may not be subject to similar restrictions. In addition, the designation of Exclusive Jurisdictions may make it more expensive for a shareholder to bring a suit than if the shareholder was permitted to select another jurisdiction. Also, the designation of Exclusive Jurisdictions and the waiver of jury trials limit a shareholder’s ability to litigate a claim in the jurisdiction and in a manner that may be more convenient and favorable to the shareholder. A court may choose not to enforce these provisions of the Declaration of Trust.

Voting Rights

Each shareholder of the Trust is entitled to one vote for each dollar of NAV of a Fund owned by the shareholder. Matters in which the interests of all series of the Trust are substantially identical (such as the election of Trustees) will be voted on by all shareholders without regard to the separate series. Matters that affect a particular series (such as approval of its investment advisory agreement or a change in its fundamental investment restrictions) will be voted on separately by that series, except that, as to matters affecting the interests of one particular class of a series’ shares, the affected shareholders will vote as a separate class.

Book-Entry Only System

The Depository Trust Company (“DTC”) acts as Securities Depository for the Shares. Shares are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC, which is a limited-purpose trust company. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among DTC Participants in such securities through electronic book-entry changes in accounts of those DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.

More specifically, DTC is a subsidiary of the Depository Trust and Clearing Corporation (“DTCC”), which is owned by its member firms, including international broker/dealers, correspondent and clearing banks, mutual fund companies and investment banks. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through a DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial Owners of shares are not entitled to have shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC
42

Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust, upon request and for a fee to be charged to the Trust, a listing of the Share holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately the DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning Shares through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

Tax Status

The following sections are a summary of certain additional tax considerations generally affecting a Fund and its shareholders. Unless you are invested in the Fund through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax advisor.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Tax Status” section and the “Other Tax Consequences” section are based on the Internal Revenue Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or
43

court decisions may significantly change the tax rules applicable to a Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

Different tax rules may apply depending on how an investment company in which a Fund invests is organized for federal income tax purposes. A Fund may invest in investment companies treated as regulated investment companies for federal income tax purposes. These rules could affect the amount, timing or character of the income distributed to shareholders of a Fund.

Unless otherwise indicated, the discussion below with respect to a Fund includes its pro rata share of the dividends and distributions paid by an investment company. In addition, unless otherwise indicated, the tax consequences described below in respect of a Fund’s investments apply to any investments made directly by the Fund and to any investments made by an investment company that is a regulated investment company.

Taxation of a Fund

[Each Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Internal Revenue Code. If a Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, a Fund must satisfy the following requirements:

●
Distribution Requirement– a Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).
●
Income Requirement– a Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).
●
Asset Diversification Test– a Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by a Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, a
44

Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance.

A Fund may use “equalization” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If a Fund uses equalization, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that a Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, a Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid to shareholders. Failure to qualify as a regulated investment company would thus have a negative impact on a Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that a Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, a Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Capital Loss Carryovers. The capital losses of a Fund, if any, do not flow through to shareholders. Rather, a Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of a Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of a Fund. An ownership change generally results when shareholders owning 5% or more of a Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing a Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to a Fund’s shareholders could result from an ownership change. A Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond a Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if a Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions
45

for any calendar year (see “Taxation of Fund Distributions— Distributions of Capital Gains” below). A “qualified late year loss” includes:

(i)
any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and
(ii)
the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Since a Fund has a fiscal year ending in December, the amount of qualified late-year losses (if any) is computed without regard to any items of ordinary income or losses that are incurred after December 31 of the taxable year.

Undistributed Capital Gains. A Fund may retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute net capital gains. If a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Excise Tax Distribution Requirements. To avoid a 4% non-deductible excise tax, a Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. A Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year.  Also, a Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31.  Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year.  Generally, a Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided.  In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign Income Tax. Investment income received by a Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle a Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when a Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available, such as shareholder information; therefore, a Fund may not receive the reduced
46

treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause a Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by a Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested in various countries is not known. Under certain circumstances, a Fund may elect to pass through foreign taxes paid by the Fund to shareholders, although it reserves the right not to do so.]

Other Tax Consequences

Taxation of Fund Distributions

[Each Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year.

Distributions of Net Investment Income. A Fund receives ordinary income generally in the form of dividends and/or interest on its investments. A Fund also may recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid  by the Fund may be qualified dividends eligible for the corporate dividends-received deduction. See the discussion below under the heading, “Dividends-Received Deduction for Corporations.”

Distributions of Capital Gains. A Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be distributable as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be distributable as long-term capital gain. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. Distributions by a Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its shares; any excess will be treated as gain from the sale of its shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in its Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, a Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts.

Qualified dividend income for individuals. Ordinary income dividends reported as derived from qualified dividend income is taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. Qualified dividend income means dividends paid to a Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of
47

the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Qualified REIT dividends. Under the Tax Cuts and Jobs Act “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Proposed regulations issued by the IRS, which can be relied upon currently, enable a Fund to pass through the special character of “qualified REIT dividends”. The amount of a RIC’s dividends eligible for the 20% deduction for a taxable year is limited to the excess of the RIC’s qualified REIT dividends for the taxable year over allocable expenses. A noncorporate shareholder receiving such dividends would treat them as eligible for the 20% deduction, provided the shareholder meets certain holding period requirements for its shares in the RIC (i.e., generally, RIC shares must be held by the shareholder for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend).

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the dividends-received deduction. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Internal Revenue Code on the corporation claiming the deduction. Income derived by a Fund from investments in derivatives, fixed income and foreign securities generally is not eligible for this treatment.

Pass-Through of Foreign Tax Credits. If more than 50% of a Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to the Fund’s shareholders their pro rata share of foreign taxes paid by the Fund. If this election is made, a Fund may report more taxable income than it actually distributes. The shareholders will then be entitled either to deduct their share of these taxes in computing their taxable income or to claim a foreign tax credit for these taxes against their U.S. federal income tax (subject to limitations for certain shareholders). Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund due to certain limitations that may apply. A Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass through of foreign tax credits to shareholders.

U.S. Government securities.  To the extent a Fund invests in certain U.S. Government obligations, dividends paid by the Fund that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Fund.  The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) securities), generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporate shareholders.

Dividends declared in December and paid in January.  Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by a Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Tax Credit Bonds. If a Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable
48

dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Internal Revenue Code. (Under the TCJA, the build America bonds, clean renewable energy bonds and certain other qualified bonds may no longer be issued after December 31, 2017.) Even if a Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

Medicare tax.  A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts.  “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income.  In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case).  This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales of exchange-listed Fund Shares

In general.  If you are a taxable investor, sales of Fund shares are taxable transactions for federal and state income tax purposes.  If you sell your Fund shares, the IRS requires you to report any gain or loss on your sale.  If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.  Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the Authorized Participant as part of the issue) and the Authorized Participant’s aggregate basis in the securities surrendered (plus any cash paid by the Authorized Participant as part of the issue). An Authorized Participant who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the Authorized Participant’s basis in the Creation Units (plus any cash paid by the Authorized Participant as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the Authorized Participant as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

If a Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Tax basis information. A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s shares, subject to certain exceptions for exempt recipients. Please contact the broker (or
49

other nominee) that holds your shares with respect to reporting of cost basis and available elections for your account.

Wash sales.  All or a portion of any loss that you realize on a sale of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

Sales at a loss within six months of purchase. Any loss incurred on a sale of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you on those shares.

Reportable transactions.  Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the Fund to its shareholders. This section should be read in conjunction with the discussion above under “Additional Information on Portfolio Instruments, Strategies and Investment Policies” for a detailed description of the various types of securities and investment techniques that apply to a Fund.

In General. In general, gain or loss recognized by a Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

PFIC investments. A Fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election. If a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income
50

tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Certain Fixed Income Investments. Gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the Fund held the debt obligation unless the Fund made a current inclusion election to accrue market discount into income as it accrues. If a Fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the Fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a Fund’s investment in such securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Internal Revenue Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules
51

applicable to derivative instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax- exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a Fund’s ordinary income distributions to shareholders, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. In certain cases, a Fund may make an election to treat such gain or loss as capital.

Investments in Convertible Securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt.

Dividends received generally are eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in Securities of Uncertain Tax Character. A Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.

Backup Withholding

By law, a withholding of tax may apply to your taxable dividends and sales proceeds unless you:

•
provide your correct social security or taxpayer identification number,
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•
certify that this number is correct,
•
certify that you are not subject to backup withholding, and
•
certify that you are a U.S. person (including a U.S. resident alien).

Withholding also is imposed if the IRS requires it.  When withholding is required, the amount will be 24% of any distributions or proceeds paid.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.  Certain payees and payments are exempt from backup withholding and information reporting.  The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements.  Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general.  The United States imposes a withholding tax at the 30% statutory rate (or at a lower rate if you are a resident of a country that has a tax treaty with the U.S.) on U.S. source dividends, including on income dividends paid to you by a Fund.  Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by a Fund from its net long-term capital gains, interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends.  However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends.  In general, (i) a capital gain dividend reported by a Fund to shareholders as paid from its net long-term capital gains or (ii) a short-term capital gain dividend reported by a Fund to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on the disposition of certain U.S. real property interests, are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends.  Dividends reported by a Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax.  “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which a Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.  On any payment date, the amount of an income dividend that is reported by a Fund to shareholders as an interest-related dividend may be more or less than the amount that is so qualified.  This is because the reporting of interest-related dividends is based on an estimate of the Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year-end.  As a consequence, the Fund may over withhold a small amount of U.S. tax from a dividend payment.  In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors.  It may not be practical in every case for a Fund to report to shareholders, and a Fund reserves the right in these cases to not report, small amounts of interest-related dividends or short-term
53

capital gain dividends.  Additionally, a Fund’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits.  Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.  Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business.  If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

U.S. estate tax.  Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.  An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies.  If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate.  The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount may be sufficient to transfer Fund shares.

U.S. tax certification rules.  Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, if you are a non-U.S. shareholder, you must provide a Form W-8BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.  Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, a 30% withholding tax is imposed on the income dividends made by a Fund to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”). After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions, and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise
54

(which is not expected).  The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them.  The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS.  An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from a Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner.  The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA.  An FFI or NFFE that invests in a Fund will need to provide documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.  Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund.  The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above.  Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Fund.]

Control Persons and Principal Holders of Securities

Shareholders owning more than 25% of the shares of a Fund are considered to “control” the Fund as that term is defined under the 1940 Act. Persons controlling a Fund can determine the outcome of any proposal submitted to the Shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser. Prior to the date of this SAI, the Funds had not yet
55

commenced operations and, therefore, no shareholder owned 5% or more of the outstanding Shares of either Fund.

Prior to the date of this SAI, the Funds had not yet commenced operations. Accordingly, as of the date of this SAI, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the Shares of each Fund.

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Financial Statements

The Funds are newly organized and, therefore, did not have any investment operations prior to their most recent fiscal year end.

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Appendix A

Defiance ETFs, LLC
Proxy Voting Guidelines

Proxy Voting Guidelines

Set forth below are Defiance’s proxy voting guidelines (“Guidelines”) pertaining to specific issues. We generally vote Proposals in accordance with these Guidelines, however, we may deviate from the Guidelines if warranted by the specific facts and circumstances of the situation. If Defiance determines to deviate from these Guidelines, the reasons must be given in writing. In addition, these Guidelines are not intended to address all issues that may appear on all proxy ballots. Proposals not specifically addressed by these Guidelines, whether submitted by management or shareholders, will be evaluated on a case-by-case basis and memorialized in writing, keeping in mind that the objective of these Guidelines is to increase the value of the securities in our clients’ accounts.

These Guidelines are divided into two sections: Management and Shareholder proposals. These Guidelines set forth how Defiance will respond to certain proxy voting issues. Where the Guidelines state we will vote in favor of a management proposal on a given issue, we would in turn vote against any corresponding shareholder proposal (e.g. we will vote for management proposals to eliminate cumulative voting and vote against shareholder proposals to adopt it).

I.
MANAGEMENT PROPOSALS

A.
BUSINESS / FINANCIAL ISSUES

1.
Election of Directors

For

Unless there is a proxy contest for seats on the Board or if Defiance determines that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management-proposed slate of directors.

Defiance believes that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors that fail to act on key issues such as proposals to declassify boards, to implement a majority vote requirement, or to submit a rights plan to a shareholder vote, and for directors who fail to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least 75% of board meetings within a given year without a reasonable excuse. Finally, we may withhold votes for directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.

Voting for Director Nominees in a Contested Election
Case-by-Case

Votes in a contested election of directors are evaluated on a case-by-case basis considering, among other things, the following factors: the target company’s long-term financial performance relative to its industry; management’s track record on safeguarding the interests of shareholders; the background of the proxy contest including the steps the dissidents took to influence management prior to initiating the proxy contest; the qualifications of director nominees of both the incumbent and dissident slates; and an evaluation of the objectives and goals made in the competing offers as well as the likelihood that the proposed objectives and goals can be met.

2.
Appointment of Auditors

For

Defiance believes that the company is in the best position to choose the accounting firm and will generally support management’s recommendation. While the Sarbanes-Oxley Act of 2002 has proscribed certain non-audit services by auditors, there are still many non-audit services that auditing firms are permitted to provide to a company. We recognize that there may be inherent conflicts when a company’s independent auditors perform substantial non-audit related services for the company. Therefore, in reviewing a proposed auditor we will consider the amount of non-audit related services performed versus the total audit fees paid by the company to the auditing firm and if there are any other reasons to question the independence of the firm’s auditors.

3.
Increase Authorized Common Stock

Case-by-Case

Defiance will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for employee savings plans, stock option or executive compensation plans. A satisfactory explanation for a company’s plans for the stock must be disclosed in the proxy statement. We will oppose increases in authorized common stock where there is evidence that the shares are to be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of the outstanding shares upon issuance. In addition, a satisfactory explanation of a company’s intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding.

4.
Changes in Board Structure and
Amending the Articles of Incorporation

      For

Companies may propose changes to the structure of the Board of Directors including changing the manner in which Board vacancies are filled, directors are nominated or the number of directors. Such proposals may require amending the charter or by-laws or otherwise require shareholder approval. In most instances, these proposals are not controversial nor an anti-takeover device. Therefore, Defiance generally votes in favor of such proposals.

Other changes in a company’s charter, articles of incorporation or by-laws are usually technical or administrative in nature. Absent a compelling reason to the contrary, we will support such proposals.

5.
Corporate Restructurings,
Merger Proposals and Spin-offs

     Case-by-Case

Proposals requesting shareholder approval of corporate restructurings, merger proposals and spin-offs are determined on a case-by-case basis.

6.
Considering Non-Financial Effects of a Merger Proposal
Against

We will oppose proposals that require the Board to consider the impact a merger would have on groups other than a company’s shareholders, such as employees, consumers, business partners, and the communities in which the company is located. We expect that a company’s Board will act only in the best interest of its shareholders at all times.

7.
Director Liability and Indemnification

Case-by-Case

Some companies argue that increased indemnification and decreased liability for directors are important to ensure the continued availability of competent directors. However, others argue that the risk of such personal liability minimizes the propensity for corruption and negligence.

Moreover, increased litigation against directors and an accompanying rise in the cost for directors’ liability insurance has prompted a number of states to adopt laws that reduce a director’s liability for a breach of the fiduciary duty of care. These state laws usually require shareholder approval of this statutory protection.

Generally, Defiance will support indemnification provisions that are in accordance with state law. Defiance will vote in favor of proposals adopting indemnification for directors as to acts conducted in the normal course of business. We will vote in favor of proposals that expand coverage for directors and officers in the event their legal defense is unsuccessful but where the director was found to have acted in good faith and in the best interests of the company. We will oppose indemnification for gross negligence.

8.
Stock Option Plans

Case-by-Case

Stock option plans are designed to attract, hold and motivate good executives, employees and, increasingly, outside directors. However, some plans are excessively generous and reward only a small percentage of top executives.

Stock option plans are the single most common, and perhaps the most complex, item shareholders are called upon to decide. Additionally, they are a major corporate expense and therefore warrant careful study. Because each plan may be different, it is necessary to look at the terms and conditions of each proposed plan to ensure that the plan properly aligns the long term interests of management and shareholders.

Defiance will review the proposed plans to ensure that shareholder equity will not be excessively diluted, the exercise price is not below market price on the date of grant, an acceptable number of employees are eligible to participate and an excessive percentage of the company’s shares are not granted but unexercised and/or reserved under other plans (commonly referred to as “overhang”).

Excessive dilution generally occurs where the dilution level of the proposed plan, together with all other continuing plans, exceeds 10 to 20%. In addition, we will scrutinize closely plans that allow for granting in excess of 2% of the shares outstanding in a given year (commonly referred to as the “run rate”) and will look favorably on plans that specifically restrict annual grants to below this level. We will generally oppose plans that permit repricing of underwater stock options without shareholder approval. We also consider other factors such as the company’s performance and industry practice.

Defiance will use outside proxy advisory services to assist in compiling the data relevant to our decision.

9.
Stock Splits

Case-by-Case

Companies often seek shareholder approval for a stock split in order to increase the liquidity of its common stock. This in turn lowers the price thereby making the stock more attractive to small investors. Defiance will generally vote in favor of a proposal to split a company’s stock.

B.
ANTI-TAKEOVER ISSUES

1.
Blank Check Preferred Stock

  Against

A Blank Check Preferred Stock proposal is one that authorizes the issuance of certain preferred stock at some future point in time and allows the Board to establish voting, dividend, conversion, and other rights at the time of issuance. While blank check preferred stock can provide a corporation with the flexibility needed to meet changing financial conditions, it also may be used as the vehicle for implementing a poison pill defense, or some other entrenchment device. Our concern is that once this stock has been authorized, shareholders have no further power to determine how or when it will be allocated. Accordingly, we will generally oppose this type of proposal.

2.
Classified Boards

Against

A classified board typically is divided into three separate classes. Each class holds office for a term of two or three years. Only a portion of the Board can be elected or replaced each year. Since this type of proposal has fundamental anti-takeover implications, Defiance opposes the adoption of classified boards unless there is a justifiable financial reason or where adequate sunset provisions exist. However, where a classified board already exists, we will not withhold votes for directors who sit on such boards. We will withhold votes for directors that fail to implement shareholder approved proposals to declassify boards.

3.
Fair Price Provisions

             Case-by-case

A Fair Price Provision in the company’s charter or by‑laws is designed to ensure that each shareholder’s securities will be purchased at the same price if the corporation is acquired under a plan not agreed to by the Board. In most instances, the provision requires that any tender offer made by a third party must be made to all shareholders at the same price.

Fair pricing provisions attempt to prevent the “two‑tiered front loaded offer” where the acquirer of a company initially offers a premium for a sufficient percentage of shares of the company to gain control and subsequently makes an offer for the remaining shares at a much lower price. The remaining shareholders have no choice but to accept the offer. The two‑tiered approach is coercive as it compels a shareholder to sell his or her shares immediately in order to receive the higher price per share. This type of tactic has caused many states to adopt fair price provision statutes to restrict this practice.

Defiance will consider fair price provisions on a case-by-case basis. We will vote against any proposal where there is evidence that management intends to use the provision as an anti-takeover device as well as any fair price proposal where the shareholder vote requirement is greater than a majority of disinterested shares (i.e. shares beneficially owned by individuals other than the acquiring party).

4.
Limiting a Shareholder’s Right to
Call Special Meetings

                    Against

Companies contend that limitations upon the shareholders’ right to call special meetings are needed to prevent minority shareholders from taking control of the company’s agenda. However, such limits also have anti-takeover implications because they prevent a shareholder or a group of shareholders who have acquired a significant stake in the company from forcing management to address urgent issues such as the potential sale of the company. Because most states prohibit shareholders from abusing this right, we see no justifiable reason for management to eliminate this fundamental shareholder right. Accordingly, we generally will vote against such proposals.

5.
Limiting a Shareholder’s Right to
Act by Written Consent

     Against

Action by written consent enables a large shareholder or group of shareholders of a company to initiate votes on corporate matters prior to the annual meeting. Defiance believes this is a fundamental shareholder right and therefore will oppose proposals that seek to eliminate or limit this right. Conversely, we will support shareholder proposals seeking to restore these rights.

6.
Supermajority Vote Requirements

            Against

A supermajority vote requirement is a charter or by-law requirement that, when implemented, raises the percentage (higher than the customary simple majority) of shareholder votes needed to approve certain proposals, such as mergers, changes of control, or proposals to amend or repeal a portion of the Articles of Incorporation.

In most instances, Defiance will oppose these proposals and will support shareholder proposals that seek to reinstate the simple majority vote requirement.

7.
Reincorporation

Case-by-Case

Defiance individually reviews proposals that seek shareholder approval to reincorporate in a different state or country taking into consideration management’s stated reasons for the proposed move.

There are many valid business reasons why a corporation may choose to reincorporate in another jurisdiction. For example, corporations may choose to reincorporate in another state after a restructuring or a merger or they may seek the flexibility certain states offer when organizing and operating a corporation’s internal governance. Delaware is the state most often selected. However, in many cases a reincorporation proposal is an attempt by the corporation to take advantage of a particular state’s anti-takeover statute.

Careful scrutiny will also be given to proposals that seek approval to reincorporate outside the United States to countries, such as Bermuda, that serve as tax havens. Defiance recognizes that such provisions can help facilitate the growth of a company’s non-US business and can potentially benefit shareholders when a company lowers its tax liability. When evaluating such proposals, Defiance considers factors such as the location of the company’s business, the statutory protections available in the country to enforce shareholder rights and the tax consequences to shareholders as a result of the reincorporation.

8.
Issuance of Stock with Unequal Voting Rights

Against

Proposals seeking shareholder approval for the issuance of stock with unequal voting rights generally are used as anti-takeover devices. These proposals are frequently structured as a dual class capitalization plan that establishes two classes of stock. To encourage shareholders to approve plans designed to concentrate voting power in the hands of insiders, some plans give higher dividends to shareholders willing to exchange their shares for new shares with inferior voting rights.

Unequal voting rights plans are designed to reduce the voting power of existing shareholders and concentrate a significant amount of voting power in the hands of management. In the majority of instances, they serve as an effective deterrent to takeover attempts. Defiance deems such plans unacceptable and in most instances will vote against these proposals.

9.
Elimination of Preemptive Rights

Case-by-Case

Preemptive rights allow the shareholders of the company to buy newly issued shares before they are offered to the public in order to maintain their percentage ownership. Defiance believes preemptive rights are an important shareholder right and therefore careful scrutiny must be given to management’s attempts to eliminate them. However, since preemptive rights can be prohibitively costly to widely held companies, the benefit of such rights will be weighed against the economic effect of maintaining the right.

10.
Other Business

      Against

Proposals such as this allow management to act on issues that shareholders may raise at the annual meeting. Because it is impossible to know what issues may be raised, Defiance will vote against such proposals.

II. SHAREHOLDER PROPOSALS

A.
CORPORATE GOVERNANCE ISSUES

1.
Submit Company’s Shareholder Rights
Plan to Shareholder Vote

     For

Most shareholder rights plans (also known as “poison pills”) permit the shareholders of a target company involved in a hostile takeover to acquire shares of that company, the acquiring company, or both, at a substantial discount once a “triggering event” occurs. A triggering event is usually a hostile tender offer or the acquisition by an outside party of a certain percentage of the company’s stock. Because most plans exclude the hostile bidder from the purchase, the effect in most instances is to dilute the equity interest and the voting rights of the potential acquirer once the plan is triggered. A shareholder rights plan is designed to discourage potential acquirers from acquiring shares to make a bid for the issuer. We believe that measures that impede takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company.

Defiance will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. Defiance will evaluate on a case-by-case basis proposals to completely redeem or eliminate a rights plan.

2.
Implement Confidential Voting

For

Proponents of confidential voting argue that proxy voting should be conducted under the same rules of confidentiality as voting in political and other elections -- by secret ballot, with an independent party verifying the results. Supporters of these proposals argue that open balloting allows management to re-solicit shareholders and to urge--or sometimes coerce--them into changing their votes. Opponents argue that confidential voting makes it more difficult for a company to garner the necessary votes to conduct business (especially where a supermajority vote is required) because proxy solicitors cannot determine how individual shareholders voted.

Defiance supports confidential voting because we believe that voting on shareholder matters should be free of any potential for coercion or undue influence from the company or other interested parties.

3.
Adopt Cumulative Voting

Against

Cumulative voting is a method of electing directors that enables each shareholder to multiply the number of his or her shares by the number of directors being voted upon. A shareholder may then cast the total votes for any one director or a selected group of directors. For example, A holder of 10 shares normally casts 10 votes for each of 12 nominees to the Board thus giving him 120 (10 x 12) votes. Under cumulative voting, the shareholder may cast all 120 votes for a single nominee, 60 for two, 40 for three, or any other combination that the shareholder may choose.

Defiance believes that cumulative voting provides a disproportionate voice to minority shareholders in the affairs of a company. Therefore we will generally vote against such proposals, and for management proposals to eliminate it.

4.
Anti-Greenmail Proposal

For

Greenmail, commonly referred to as “legal corporate blackmail”, is payments made to a potential hostile acquirer who has accumulated a significant percentage of a company’s stock. The company acquires the raider’s holdings of the company’s stock at a premium in exchange for an agreement that the raider will not attempt to acquire control for a certain number of years. This practice discriminates against all other shareholders as only the hostile party receives a substantial premium over the market value of its shares. These proposals seek to prevent greenmail by adopting amendments to the company’s charter or by-laws that limit the board’s ability to acquire blocks of the company’s stock at above- market prices.

Defiance will vote in favor of an anti‑greenmail proposal provided the proposal has no other management initiated anti-takeover features.

5.
Opt Out of State Anti-takeover Law

Case-by-Case

Many states have enacted anti-takeover laws requiring an acquirer to obtain a supermajority of a company’s stock in order to exercise control. For example, under Delaware law, absent board approval, a bidder must acquire at least 85% of a company’s stock before the bidder can exercise control. Such laws represent a formidable takeover defense for companies because by simply placing 15% of the stock in “friendly” hands, a company can block an otherwise successful takeover attempt that may be in the best interests of the shareholders. These statutes often allow companies to opt out of this law with the approval of a majority of the outstanding shares.

Shareholders proposing opt‑out resolutions argue that these anti-takeover laws grant the Board too much power to determine a matter that should be left to the shareholders. Critics of such proposals argue that opt-out provisions do not prevent takeovers, but rather provide the Board with an opportunity to negotiate a better deal for all shareholders. Because each state’s anti-takeover laws are different, and must be considered in the totality of all of a company’s takeover defenses, Defiance reviews these proposals on a case-by-case basis.

6.
Equal Access to the Proxy

For

These proposals ask companies to give shareholders equal access to the proxy materials in order to state their views on various proxy issues.

Proponents argue that, as owners, shareholders should have access to the proxy materials. While SEC rules provide for the inclusion of shareholder resolutions in the proxy materials, there are a number of handicaps, such as the 500‑word limit on a proponent’s written argument and limits on the subjects that can be addressed. By contrast, management ability to comment on shareholder proposals is unlimited.

Management often argues that shareholders already have significant access to the proxy as provided by law (i.e., the right to have shareholder proposals included in the proxy statement and the right to suggest director candidates to the nominating committee). Furthermore, it would be unworkable to open the proxy process, management argues, because of the large number of shareholders that might wish to comment and it would be impossible to screen out “nuisance” proposals.

Defiance supports resolutions calling for enhancement of shareholders’ ability to access proxy materials to ensure that proxy statements are written in a manner that allows for reasonable consideration by shareholders. However, we believe access should still be limited to discourage proposals put forward by shareholders who may have their own agenda or who otherwise do not have the best interests of all shareholders in mind.

7.
Submit Golden Parachutes/Severance Plans
to a Shareholder Vote

     For

Golden Parachutes assure key officers of a company lucrative compensation packages if the company is acquired and/or if the new owners terminate such officers. Defiance recognizes that offering generous compensation packages that are triggered by a change in control may help attract qualified officers. However, such compensation packages cannot be so excessive that they are unfair to shareholders or make the company unattractive to potential bidders thereby serving as a constructive anti-takeover mechanism. Accordingly, we will support proposals to submit severance plans that exceed 2.99 times the sum of an executive officer’s base salary plus bonus and that are triggered by a change in control to a shareholder vote but will review proposals to ratify or reject such plans on a case-by-case basis.

8.
Submit Golden Parachutes/Severance Plans to a Shareholder
Vote Prior to being Negotiated by Management

     Against

Defiance believes that in order to attract qualified employees companies must be free to negotiate compensation packages without shareholder interference. Shareholders must then be given an opportunity to analyze a compensation plan’s final, material terms in order to ensure it is within acceptable limits. Accordingly, we will oppose proposals that require submitting severance plans and/or employment contracts for a shareholder vote prior to being negotiated by management.

9.
Disclose and/or Limit Executive and Director Pay

Case-by-Case

Defiance believes that management, within reason, should be given latitude in determining the mix and types of awards it offers. Generally, we vote for shareholder proposals seeking additional disclosure of executive and director compensation. This includes proposals that seek to specify the measurement of performance based compensation. We will vote on a case-by-case basis shareholder proposals seeking to limit executive and director pay.

10.
Performance Based Stock Option Plans

      Case-by-Case

Shareholder proposals such as these require a company to adopt a policy that all or a portion of future stock options granted to executives be performance based. Performance based options usually take the form of indexed options (where the option sale price is linked to the company’s stock performance versus an industry index), premium priced options (where the strike price is significantly above the market price at the time of the grant) or performance vesting options (where options vest when the company’s stock price exceeds a specific target). Proponents argue that performance based options provide an incentive for executives to outperform the market as a whole and prevent management from being rewarded for average performance. While Defiance believes that management, within reason, should be given latitude in determining the mix and types of awards it offers, it recognizes the benefit of linking executive compensation to certain types of performance benchmarks. While we will not support proposals that require all options be performance based, we will generally support proposals that require a portion of options granted to senior executives be performance based. However, since performance based options can also result in unfavorable tax treatment and the company may already have in place an option plan that sufficiently ties executive stock option plans to the company’s performance, we will consider such proposals on a case-by-case basis.

11.
Submit Option Repricing to a Shareholder Vote
     For

Repricing underwater options reduces the incentive value of stock compensation plans and dilutes shareholder value. Consequently, Defiance supports shareholder proposals to seek to require a company to submit option repricing to a shareholder vote.

12.
Expensing Stock Options

                 For

Defiance recognizes that stock options have become a significant part of the compensation structure of many companies. Critics argue that since there is no uniform method of accounting for options, expensing them may distort a company’s income statement in comparison to its competitors that do not expense them. However, we believe that not expensing options may lead to a similar distortion as we view options as a large company expense. Accordingly, we will support shareholder proposals requiring companies to expense stock options.

13.
Exclude Pension Income from
Performance Based Compensation

     For

Defiance is aware that companies may seek to artificially inflate earnings based on questionable assumptions about pension income. Even though these practices are acceptable under the relevant accounting rules, we believe that pension income is not an acceptable way to increase executive pay and that management’s discretion in estimating pension income is a potential conflict of interest. Accordingly, we will support such proposals.

14.
Majority of Independent1 Directors

      For

The Board of Directors has a duty to act in the best interest of shareholders at all times. Defiance believes that these interests are best served by having directors who bring objectivity to the company and are free from potential conflicts of interests. Accordingly, we will support proposals seeking a majority of independent directors on the board. While we are aware that the NYSE and NASDAQ have adopted rules that require listed companies to have a majority of independent directors on their board, we will support such proposals regardless of where the company is listed.

15.
Majority of Independent Directors on Key Committee                 For

In order to ensure that those who evaluate management’s performance, recruit directors and set management’s compensation are free from conflicts of interests, Defiance believes that the audit2, nominating and compensation committees should be composed of a majority of independent outside directors. While we are aware of that the NYSE and NASDAQ require fully independent audit, nominating and compensation committees), we will support such proposals regardless of where the company is listed. However, in order to allow companies an opportunity to select qualified candidates for these important board positions, at this time we will not withhold votes for inside directors that sit on these committees.

16.
Separate Chairman and CEO

      For

We believe that a combined chairman and CEO position raises doubt as to the objectivity of the board towards evaluating the performance of senior executives. Therefore, we will generally vote in favor of proposals to separate the two positions. However, companies may have governance structures in place that can satisfactorily counterbalance a combined position. Further, for companies with smaller market capitalizations separate positions may not be practical.

17.
Separating Auditors and Consultants

      Case-by-Case

We believe that a company serves its shareholders’ interest by avoiding potential conflicts of interest that might interfere with an auditor’s independent judgment. SEC rules adopted as a result of the Sarbanes-Oxley Act of 2002 attempted to address these concerns by prohibiting certain services by a company’s independent auditors and requiring additional disclosure of others services. Defiance will evaluate on a case-by-case basis proposals that go beyond the SEC rules by prohibiting auditors from performing other non-audit services or calling for the Board to adopt a policy to ensure auditor independence. We will take into consideration the policies and procedures the company already has in place to ensure auditor independence and limit non-audit fees as a percentage of total fees paid to the auditor.

______________________

1 For purposes of this manual, an independent director is one that meets the requirements of independence pursuant to the listing standards of the exchange on which the common stock is listed. For stocks listed on the NYSE and NASDAQ, a director must qualify as independent under the revised listing standards.

2 Pursuant to exchange and NASDAQ rules, adopted as directed by the Sarbanes-Oxley Act of 2002, by the earlier of i) their first annual shareholder meeting after January 15, 2004 or ii) October 31, 2004, U.S. listed issuers must have a fully independent audit committee.

18.
Limit Term of Directorship

                    Against

Such proposals limit the term a director may serve on a Board to a set number of years. Proponents believe that this will enable new ideas to be introduced to the company. Opponents argue that director turnover increases the instability of the Board. Defiance believes that a director’s qualifications, not length of service, should be the only factor considered.

19.
Stock Ownership Requirement

      Against

These proposals require directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the Board. Defiance does not believe stock ownership is necessary to align the interests of directors and shareholders. Accordingly, we will oppose these proposals.

20.
Pay Directors Only in Stock

      Against

Defiance does not believe that share ownership is the only way for a director to align his or her interests with those of the shareholders. Further, we believe that management should be given latitude in determining the mix and types of compensation it offers its directors. Accordingly, we will oppose these proposals.

21.
Require Two Candidates for Each Board Seat
      Against

Defiance believes that proposals such as these are detrimental to a company’s ability to attract highly qualified candidates. Accordingly, we will oppose these proposals.

22.
Rotation of Locale for Annual Meeting

     Against

Proponents contend that the site of the annual meeting should be moved each year to a different locale in order to allow as many shareholders as possible to attend the annual meeting. Defiance believes the location of a company’s annual meeting is best left to the discretion of management, unless there is evidence that the location of previous meetings was specifically chosen with the intention of making it more difficult for shareholders to participate in the meeting.

B.
SOCIAL RESPONSIBILITY, ENVIRONMENTAL AND POLITICAL ISSUES

1.
Introduction

These types of shareholder proposals often raise controversial issues and may have both a financial and non-financial impact on the company. Accordingly, Defiance will assess these proposals on a case-by-case basis.

We recognize that the effect of certain polices on a company may be difficult to quantify, but nevertheless they usually affect the company’s long term performance. Long term value creation is our overriding concern in these matters. We therefore consider the impact of these proposals on the future earnings of the company. Defiance will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company with no discernable benefits to shareholders. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value. Set forth below are recent examples of issues that we may be required to address.

2.
Social Issues

a.
Tobacco

There is perhaps no issue more controversial than tobacco, due to the increased negative media attention and heightened concern not only of doctors and smokers, but of nonsmokers, politicians, public health and child welfare advocates. With this backdrop, tobacco companies and even non-tobacco companies with ties to the industry have seen a marked increase in proposals seeking greater responsibility and social consciousness from management.

Proposals relating to tobacco issues range from issuing warnings on the risks of environmental tobacco smoke and risks of smoking-related diseases, to linking executive compensation with reductions in teen smoking.

b.
Report on Workplace Diversity and/or Employment Policies

Equal employment refers to the hiring and promotion of women, minorities and the handicapped in the work force. Resolutions generally ask companies to report progress in complying with affirmative action laws. Proponents of equal employment opportunity resolutions support additional reporting in order to sensitize companies to the issue and provide a measurement of performance in this area. We will give careful consideration to whatever policies are already in place at the company.

c.
Sweatshops

These proposals ask companies to issue reports on their corporate standards for doing business abroad and to adopt mechanisms for ensuring vendor compliance with these standards. The standards include policies to ensure that workers are paid sustainable living wages, and to ensure that children are not used as forced labor. We will give careful consideration to whatever policies are already in place at the company.

d.
Animal Testing

These proposals ask companies to reduce reliance on animal tests for consumer product safety. Proponents of the resolutions argue that animals are needlessly being subjected to painful tests, and that companies should be required to disclose information on the numbers of animals tested, the types of animals used and the types of tests performed. Opponents, on the other hand, argue that the disclosure requirements of the U.S. Department of Agriculture are sufficient and that some testing is still necessary to avoid product liability suits.

e.
Genetically Altered or Engineered Food

These proposals seek to require companies to label genetically modified organisms in a company’s products or in some cases completely eliminate their use. Proponents argue that such measures should be required due to the possible health and safety issues surrounding the use of such products. Opponents point out that the use of such products help improve crop productivity, there is no evidence that such products pose a safety hazard and that implementing such proposals could have immediate negative economic effects on the company.

f.
Plant Closings

These proposals ask companies to create or expand programs to relocate workers displaced by a plant closing. Supporters of plant closing resolutions argue management should be more sensitive to employees both during the decision on closing a plant and in efforts at relocation. Companies generally respond that they already have programs to accommodate displaced workers. In addition, federal law requires companies with a certain number of employees to give 60 days’ advance notice of a major plant closing or layoff and a number of states also have regulations in this area.

g.
Bank Lending in Developing Countries

These shareholder proposals call on banks to change their lending policies in order to benefit social peace, economic growth and endangered natural resources in developing countries. Supporters of these resolutions ask banks to forgive some of the loans because most U.S. banks have already increased their loan‑loss reserves to cover possible losses, and that this is already reflected in the stock price. Opponents argue that banks cannot become charitable institutions, and that to forgive debt would simply exacerbate and prolong basic structural economic problems among the debtor countries.

h.
Pharmaceutical Pricing

Proposals such as these seek to require a company to implement pricing restraints to make prescription drugs more affordable, both domestically and in third-world countries. Proponents argue that drug prices in the United States, considered to be among the highest in the world, make adequate medical care inaccessible to those other than the most affluent. Critics of such proposals argue that artificial price controls would reduce revenues, deter investors and ultimately reduce funds available for future research and development.

3.
ENVIRONMENTAL ISSUES

Environmentalists have launched nationwide campaigns over the past three decades in an effort to preserve and protect the natural resources of the United States. Greater emphasis is being placed on the responsibility of industry to preserve these natural resources by modifying or eliminating ecologically destructive activities. Increasingly, corporations are asked to be more responsive to environmental concerns.

a.
The CERES Principles

Many environmental proposals include a recommendation that companies adopt and report their compliance with the Coalition of Environmentally Responsible Economies (the “CERES” Principles). The CERES Principles are a set of ten principles committing the company to environmental improvement. Proponents argue that endorsement of the CERES Principles gives a company greater public credibility than standards created by industry or government regulation alone. Companies argue that implementing the CERES Principles only duplicates their current environmental policies and is an additional cost to the company.

b.
Nuclear Waste Disposal

These resolutions ask companies to allocate a portion of the cost of building nuclear power plants for research into nuclear waste disposal. Proponents argue that, because the life span of certain waste byproducts exceeds current containment capabilities, the industry should begin concentrating on waste management and disposal. While opponents acknowledge the need for research, they contend that the problem is overstated, and that some suggested containment programs are unnecessarily expensive.

4.
POLITICAL ISSUES

a.
Implement the MacBride Principles in Northern Ireland

The MacBride Principles aim to fight discriminatory anti‑Catholic employment practices in the British state of Northern Ireland. The Principles encourage U.S. companies to actively recruit Catholic employees and where possible groom them for management responsibilities. Companies are also asked to ensure job security for their Catholic employees and to abolish the use of inflammatory religious emblems.

Supporters argue that the MacBride Principles effectively address Northern Ireland’s inequalities in employment (in Northern Ireland, unemployment among Catholic men is twice as high as among Protestant men). Opponents contend that the adoption of the MacBride Principles is itself a form of reverse discrimination, which may violate British law. The British government is concerned that adoption may increase the “hassle factor” of doing business in the economically troubled area, as well as reduce the attractiveness of investments.

b.
Reports on Corporate and Subcontractor Operations in Northern Ireland

These proposals request that corporate Boards submit a report to shareholders outlining the company’s, or its subcontractors’, labor practices in Northern Ireland. Supporters argue that such proposals could encourage fair labor practices within Northern Ireland, and provide a means for companies to align their worldwide stance on employment with the position they hold in America. Opponents contend that current anti-discrimination regulation is sufficient and that providing one more report (which some companies consider a burdensome task) will do little to alleviate Northern Ireland’s religious tensions.

c.
Military Issues

These proposals ask companies involved in military production to report on future plans and to diversify or convert to the production of civilian goods and services. Opponents of these resolutions are concerned that conversion is not economically rational, and view the proposals as intrusions into management’s decision‑making prerogative. Opponents also point to the imperative of a strong defense as reason enough to continue military production.

d.
Reporting Political/Charitable Contributions

These shareholder resolutions typically ask for greater disclosure of charitable and political contributions. By requiring reports to shareholders, proponents of these shareholder resolutions contend investors can help police wrongdoings in the political system. Critics of these proposals contend that reformers overstate the problem and that a company should play an active role in expressing its opinion about relevant legislation.

Shareholder proposals relating to charitable contributions often seek to require companies to report on or restrict charitable contributions. Proponents of such proposals argue that charitable contributions are an inappropriate use of company assets since the purpose of any corporation is to make a profit. Opponents argue that charitable contributions are a useful means for a company to create goodwill. They believe management is in the best position to determine which charities are deserving and are against proposals that seek to promote the special interests of a particular shareholder.

III.
Proxy Voting Guideline Summary

I.
Management Proposals

A.
Business Financial Issues

	Issue	For	Against	Case-by-Case	Abstain
1.	Election of Directors	√
2.	Voting for Nominees in a Contested Election			√
3.	Appointment of Auditors	√
4.	Increase Authorized Common Stock			√
5.	Changes in Board Structure and Amending the Articles of Incorporation	√
6.	Corporate Restructurings, Merger Proposals and Spin-offs			√
7.	Considering Non-Financial Effects of a Merger Proposal		√
8.	Director Liability and Indemnification			√
9.	Stock Option Plans			√
10.	Stock Splits			√

B.
Anti-Takeover Issues

	Issue	For	Against	Case-by-Case	Abstain
1.	Blank Check Preferred Stock		√
2.	Classified Boards		√
3.	Fair Price Provisions			√
4.	Limiting a Shareholder’s Right to Call Special Meetings		√
5.	Limiting a Shareholder’s Right to Act by Written Consent		√
6.	Supermajority Vote Requirements		√
7.	Reincorporation			√
8.	Issuance of Stock with Unequal Voting Rights		√
9.	Elimination of Preemptive Rights			√
10.	Other Business		√

II.
Shareholder Proposals

A.
Corporate Governance Issues

	Issue	For	Against	Case-by-Case	Abstain
1.	Submit a Shareholder Rights Plan to a Shareholder Vote	√
2.	Implement Confidential Voting	√
3.	Adopt Cumulative Voting		√
4.	Anti-Greenmail Proposal	√

5.	Opt out of State Anti-takeover law			√
6.	Equal Access to Proxy	√
7.	Submit Severance Plans (Golden Parachutes) to a Shareholder Vote	√
8.	Submit Severance Plans (Golden Parachutes) and/or Employment Agreements to a Shareholder Vote Prior to being Negotiated by Management		√
9.	Disclose and/or Limit Executive and Director Pay			√
10.	Performance Based Stock Option Plans			√
11.	Submit Option Repricing to a Shareholder Vote	√
12.	Expensing Stock Options	√
13.	Exclude Pension Income from Performance Based Compensation	√
14.	Majority of Independent Directors	√
15.	Majority of Independent Directors on Key Committees	√
16.	Separate Chairman and CEO	√
17.	Separating Auditors and Consultants			√
18.	Limit Term of Directorships		√
19.	Stock Ownership Requirement		√
20.	Pay Directors Only in Stock		√
21.	Require Two Candidates for Each Board Seat		√
22.	Rotation of Locale for Annual Meeting		√

B.
Social, Environmental and Political Issues

We vote on these proposals on a case-by-case basis. We will vote against shareholder proposals that will cause the company to incur excessive or unnecessary expenses and may abstain from shareholder proposals that are unlikely to have any economic effect on company’s business or financial conditions.

DEFIANCE ETFS TRUST I
File Nos. 811-23710 & 333-257356

PART C
Other Information

Item 28.  Exhibits.

The following exhibits are filed herewith, except as noted:

(a)	Agreement and Declaration of Trust

	(i)	Certificate of Trust dated November 2, 2020, incorporated by reference to the Registrant’s Initial Registration Statement on Form N-1A, as filed on June 24, 2021.

	(ii)	Certificate of Amendment to the Certificate of Trust dated January 25, 2021, incorporated by reference to the Registrant’s Initial Registration Statement on Form N-1A, as filed on June 24, 2021.

	(iii)	Certificate of Amendment to the Certificate of Trust dated April 29, 2026, is filed herewith.

	(iv)	Amended and Restated Agreement and Declaration of Trust dated November 2, 2026, is filed herewith.

(b)	By-laws

	(i)	Amended and Restated By-Laws dated November 2, 2026, is filed herewith.

(c)	Instruments Defining Rights of Security Holders

	(i)	Amended and Restated Agreement and Declaration of Trust

		(a)	Article III, Shares
		(b)	Article IV, The Board of Trustees
		(c)	Article V, Shareholders’ Voting Powers and Meetings
		(d)	Article VI, Net Asset Value, Distributions and Redemptions
		(e)	Article VII, Compensation and Limitation of Liability of Trustees
		(f)	Article VIII, Miscellaneous

	(ii)	By-Laws

		(a)	Article II, Shareholders
		(b)	Article VI, Execution of Instruments, Voting of Securities
		(c)	Article VIII, Amendments

	(iii)	Part B, Statement of Additional Information – Additional Information Concerning the Trust

(d)	Investment Advisory Contracts

	(i)	Investment Advisory Agreement, between the Registrant and Defiance ETFs, LLC, to be filed by amendment.

	(ii)	Investment Sub-Advisory Agreement, between the Defiance ETFs, LLC and Milliman Financial Risk Management LLC, to be filed by amendment.

(e)	Underwriting Contracts

(i) To be filed by amendment.

(f)	Bonus or Profit Sharing Contracts

Not Applicable.

(g)	Custodian Agreements

To be completed by amendment.

(h)	Other Material Contracts

Not Applicable.

(i)	Legal Opinions

(i) Opinion and Consent of Stradley Ronon Stevens & Young, LLP to be filed by amendment.

(j)	Other Opinions

Not Applicable.

(k)	Omitted Financial Statements

Not Applicable.

(l)	Initial Capital Agreements

(i)
Seed Capital Purchase Agreement, dated September 24, 2021, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed December 1, 2021.

(m)	Rule 12b-1 Plan

(i)
Amended and Restated Distribution and Service Plan, dated August 8, 2023, incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A, as filed August 9, 2023.

(n)	Rule 18f-3 Plan

Not Applicable.
(o)	Not Applicable.

(p)	Code of Ethics

(i) Code of Ethics of Registrant, dated September 20, 2021, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed December 1, 2021.

(ii)
Code of Ethics of Milliman Financial Risk Management LLC, effective January 14, 2020, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed December 1, 2021.

(iii) Code of Ethics of Defiance ETFs, LLC, to be filed by amendment.

(q)	Powers of Attorney

	(i)	Not Applicable.

Item 29.  Persons Controlled by or Under Common Control with the Fund

None

Item 30.  Indemnification

The Amended and Restated Agreement and Declaration of Trust (the “Declaration”) provides that, subject to certain exceptions described below, every person who is, or has been, a Trustee or an officer or employee of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust and each series of the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

To the extent required under the Investment Company Act of 1940, as amended (“1940 Act”), but only to such extent, no indemnification shall be provided under the Declaration to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or (ii) in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither “Interested Persons” of the Trust, as defined under the 1940 Act, nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of the Investment Adviser

This information is included in Form ADV filed with the SEC by Defiance ETFs, LLC (Registration No. 801-113321) and is incorporated by reference herein.

This information is included in Form ADV filed with the SEC by Milliman Financial Risk Management LLC (Registration No. 801-73056) and is incorporated by reference herein.

Item 32.  Principal Underwriters

To be completed by amendment.

Item 33.  Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

a)
Defiance ETFs, LLC (“Defiance”), 78 SW 7th Street, 5th Floor, Miami, Florida 33130, for records relating to the Registrant and Defiance’s function as investment adviser.

b)
Milliman Financial Risk Management LLC (“Milliman”), 71 S. Wacker Dr., 31st Floor, Chicago, IL 60606, for records relating to the Registrant and Milliman’s function as sub-adviser.

Item 34.  Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.  Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Miami and the State of Florida, on the 3rd of November, 2026.

DEFIANCE ETFS TRUST I
(Registrant)

By: /s/Matthew Bielski Matthew Bielski, President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registrant’s Registration Statement has been signed below by the following person in the capacities and on the dates indicated.

Signature	Title	Date
Matthew Bielski
/s/ Matthew Bielski	Initial Trustee, President and Principal Financial Officer	November 3, 2026

EXHIBITS INDEX
The following exhibits are attached:
Exhibit No.	Description
(a)(iii)	Certificate of Amendment to the Certificate of Trust dated April 29, 2026
(a)(iv)	Amended and Restated Agreement and Declaration of Trust dated November 2, 2026
(b)(i)	Amended and Restated By-Laws dated November 2, 2026.